Real Estate and Accumulated Depreciation (Details) (USD $)				12 Months Ended																																																																																																																																																																																																12 Months Ended								12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended																																																																																																	12 Months Ended																																																																																																																																															12 Months Ended			12 Months Ended
	Dec. 31, 2010 Apartmentunit Property RealEstate LandParcels	Dec. 31, 2010 Portfolio Entity Encumbrances [Member]	Dec. 31, 2010 EQR-Wholly Owned Unencumbered [Member] Property Apartmentunit RealEstate	Dec. 31, 2010 Five Hundred West 23 rd street (fka 10 Chelsea) [Member] RealEstate	Dec. 31, 2010 1210 Mass [Member] RealEstate	Dec. 31, 2010 1401 Joyce on Pentagon Row [Member] RealEstate	Dec. 31, 2010 1660 Peachtree [Member] RealEstate	Dec. 31, 2010 2201 Pershing Drive [Member] RealEstate	Dec. 31, 2010 2400 M St [Member] RealEstate	Dec. 31, 2010 420 East 80th Street [Member] RealEstate	Dec. 31, 2010 425 Mass [Member] RealEstate	Dec. 31, 2010 600 Washington [Member] RealEstate	Dec. 31, 2010 70 Greene [Member] RealEstate	Dec. 31, 2010 71 Broadway [Member] RealEstate	Dec. 31, 2010 777 Sixth [Member] RealEstate	Dec. 31, 2010 Abington Glen [Member] RealEstate	Dec. 31, 2010 Acacia Creek [Member] RealEstate	Dec. 31, 2010 Arden Villas [Member] RealEstate	Dec. 31, 2010 Arlington at Perimeter Center [Member] RealEstate	Dec. 31, 2010 Ashton, The [Member] RealEstate	Dec. 31, 2010 Audubon Village [Member] RealEstate	Dec. 31, 2010 Auvers Village [Member] RealEstate	Dec. 31, 2010 Avenue Royale [Member] RealEstate	Dec. 31, 2010 Avon Place, LLC [Member] RealEstate	Dec. 31, 2010 Ball Park Lofts [Member] RealEstate	Dec. 31, 2010 Barrington Place [Member] RealEstate	Dec. 31, 2010 Bay Hill [Member] RealEstate	Dec. 31, 2010 Bella Terra [Member] RealEstate	Dec. 31, 2010 Bella Vista [Member] RealEstate	Dec. 31, 2010 Bella Vista I, II, III Combined [Member] RealEstate	Dec. 31, 2010 Belle Arts Condominium Homes, LLC [Member] RealEstate	Dec. 31, 2010 Beneva Place [Member] RealEstate	Dec. 31, 2010 Berkeley Land [Member] RealEstate	Dec. 31, 2010 Bermuda Cove [Member] RealEstate	Dec. 31, 2010 Bishop Park [Member] RealEstate	Dec. 31, 2010 Bradford Apartments [Member] RealEstate	Dec. 31, 2010 Briar Knoll Apts [Member] RealEstate	Dec. 31, 2010 Bridford Lakes II [Member] RealEstate	Dec. 31, 2010 Bridgewater at Wells Crossing [Member] RealEstate	Dec. 31, 2010 Brookside (MD) [Member] RealEstate	Dec. 31, 2010 Brookside II (MD) [Member] RealEstate	Dec. 31, 2010 Camellero [Member] RealEstate	Dec. 31, 2010 Carlyle Mill [Member] RealEstate	Dec. 31, 2010 Center Pointe [Member] RealEstate	Dec. 31, 2010 Centre Club [Member] RealEstate	Dec. 31, 2010 Centre Club II [Member] RealEstate	Dec. 31, 2010 Chandler Court [Member] RealEstate	Dec. 31, 2010 Chandlers Bay [Member] RealEstate	Dec. 31, 2010 Chatelaine Park [Member] RealEstate	Dec. 31, 2010 Chesapeake Glen Apts (fka Greentree I, II & III) [Member] RealEstate	Dec. 31, 2010 Chestnut Hills [Member] RealEstate	Dec. 31, 2010 Chickasaw Crossing [Member] RealEstate	Dec. 31, 2010 Chinatown Gateway [Member] RealEstate	Dec. 31, 2010 Citrus Falls [Member] RealEstate	Dec. 31, 2010 City View (GA) [Member] RealEstate	Dec. 31, 2010 Clarys Crossing [Member] RealEstate	Dec. 31, 2010 Cleo, The [Member] RealEstate	Dec. 31, 2010 Club at Tanasbourne [Member] RealEstate	Dec. 31, 2010 Club at the Green [Member] RealEstate	Dec. 31, 2010 Coconut Palm Club [Member] RealEstate	Dec. 31, 2010 Cortona at Dana Park [Member] RealEstate	Dec. 31, 2010 Country Gables [Member] RealEstate	Dec. 31, 2010 Cove at Boynton Beach I [Member] RealEstate	Dec. 31, 2010 Cove at Boynton Beach II [Member] RealEstate	Dec. 31, 2010 Cove at Fishers Landing [Member] RealEstate	Dec. 31, 2010 Creekside Village [Member] RealEstate	Dec. 31, 2010 Crosswinds [Member] RealEstate	Dec. 31, 2010 Crown Court [Member] RealEstate	Dec. 31, 2010 Crowntree Lakes [Member] RealEstate	Dec. 31, 2010 Cypress Lake at Waterford [Member] RealEstate	Dec. 31, 2010 Dartmouth Woods [Member] RealEstate	Dec. 31, 2010 Dean Estates [Member] RealEstate	Dec. 31, 2010 Deerwood (Corona) [Member] RealEstate	Dec. 31, 2010 Defoor Village [Member] RealEstate	Dec. 31, 2010 Del Mar Ridge [Member] RealEstate	Dec. 31, 2010 Desert Homes [Member] RealEstate	Dec. 31, 2010 Eagle Canyon [Member] RealEstate	Dec. 31, 2010 Ellipse at Government Center [Member] RealEstate	Dec. 31, 2010 Emerson Place [Member] RealEstate	Dec. 31, 2010 Enclave at Lake Underhill [Member] RealEstate	Dec. 31, 2010 Enclave at Waterways [Member] RealEstate	Dec. 31, 2010 Enclave at Winston Park [Member] RealEstate	Dec. 31, 2010 Enclave, The [Member] RealEstate	Dec. 31, 2010 Estates at Phipps [Member] RealEstate	Dec. 31, 2010 Estates at Wellington Green [Member] RealEstate	Dec. 31, 2010 Fairland Gardens [Member] RealEstate	Dec. 31, 2010 Four Winds [Member] RealEstate	Dec. 31, 2010 Fox Hill Apartments [Member] RealEstate	Dec. 31, 2010 Fox Run (WA) [Member] RealEstate	Dec. 31, 2010 Fox Run II (WA) [Member] RealEstate	Dec. 31, 2010 Gables Grand Plaza [Member] RealEstate	Dec. 31, 2010 Gallery, The [Member] RealEstate	Dec. 31, 2010 Gatehouse at Pine Lake [Member] RealEstate	Dec. 31, 2010 Gatehouse on the Green [Member] RealEstate	Dec. 31, 2010 Gates of Redmond [Member] RealEstate	Dec. 31, 2010 Gatewood [Member] RealEstate	Dec. 31, 2010 Governors Green [Member] RealEstate	Dec. 31, 2010 Greenfield Village [Member] RealEstate	Dec. 31, 2010 Greenhouse - Roswell [Member] RealEstate	Dec. 31, 2010 Hamilton Villas [Member] RealEstate	Dec. 31, 2010 Hammocks Place [Member] RealEstate	Dec. 31, 2010 Hampshire Place [Member] RealEstate	Dec. 31, 2010 Hamptons [Member] RealEstate	Dec. 31, 2010 Heritage Ridge [Member] RealEstate	Dec. 31, 2010 Heritage, The [Member] RealEstate	Dec. 31, 2010 Heron Pointe [Member] RealEstate	Dec. 31, 2010 High Meadow [Member] RealEstate	Dec. 31, 2010 Highland Glen [Member] RealEstate	Dec. 31, 2010 Highland Glen II [Member] RealEstate	Dec. 31, 2010 Highlands At South Plainfield [Member] RealEstate	Dec. 31, 2010 Highlands The [Member] RealEstate	Dec. 31, 2010 Hudson Crossing [Member] RealEstate	Dec. 31, 2010 Hudson Pointe [Member] RealEstate	Dec. 31, 2010 Hunt Club II [Member] RealEstate	Dec. 31, 2010 Huntington Park [Member] RealEstate	Dec. 31, 2010 Indian Bend [Member] RealEstate	Dec. 31, 2010 Iron Horse Park [Member] RealEstate	Dec. 31, 2010 Isle at Arrowhead Ranch [Member] RealEstate	Dec. 31, 2010 Kempton Downs [Member] RealEstate	Dec. 31, 2010 Kenwood Mews [Member] RealEstate	Dec. 31, 2010 Key Isle At Windermere [Member] RealEstate	Dec. 31, 2010 Key Isle At Windermere II [Member] RealEstate	Dec. 31, 2010 Kings Colony (FL) [Member] RealEstate	Dec. 31, 2010 La Mirage [Member] RealEstate	Dec. 31, 2010 La Mirage IV [Member] RealEstate	Dec. 31, 2010 Laguna Clara [Member] RealEstate	Dec. 31, 2010 Lake Buena Vista Combined [Member] RealEstate	Dec. 31, 2010 Landings at Pembroke Lakes [Member] RealEstate	Dec. 31, 2010 Landings at Port Imperial [Member] RealEstate	Dec. 31, 2010 Las Colinas at Black Canyon [Member] RealEstate	Dec. 31, 2010 Legacy at Highlands Ranch [Member] RealEstate	Dec. 31, 2010 Legacy Park Central [Member] RealEstate	Dec. 31, 2010 Lexington Farm [Member] RealEstate	Dec. 31, 2010 Lexington Park [Member] RealEstate	Dec. 31, 2010 Little Cottonwoods [Member] RealEstate	Dec. 31, 2010 Longacre House [Member] RealEstate	Dec. 31, 2010 Longfellow Place [Member] RealEstate	Dec. 31, 2010 Longwood [Member] RealEstate	Dec. 31, 2010 Madison, The [Member] RealEstate	Dec. 31, 2010 Marbrisa [Member] RealEstate	Dec. 31, 2010 Mariners Wharf [Member] RealEstate	Dec. 31, 2010 Market Street Landing [Member] RealEstate	Dec. 31, 2010 Marquessa [Member] RealEstate	Dec. 31, 2010 Martha Lake [Member] RealEstate	Dec. 31, 2010 Martine, The [Member] RealEstate	Dec. 31, 2010 Merritt at Satellite Place [Member] RealEstate	Dec. 31, 2010 Mill Pond [Member] RealEstate	Dec. 31, 2010 Mira Flores [Member] RealEstate	Dec. 31, 2010 Mission Bay [Member] RealEstate	Dec. 31, 2010 Mission Verde, LLC [Member] RealEstate	Dec. 31, 2010 Morningside [Member] RealEstate	Dec. 31, 2010 Mosaic at Largo Station [Member] RealEstate	Dec. 31, 2010 Mozaic at Union Station [Member] RealEstate	Dec. 31, 2010 New River Cove [Member] RealEstate	Dec. 31, 2010 Northampton 1 [Member] RealEstate	Dec. 31, 2010 Northampton 2 [Member] RealEstate	Dec. 31, 2010 Northglen [Member] RealEstate	Dec. 31, 2010 Northlake (MD) [Member] RealEstate	Dec. 31, 2010 Northridge [Member] RealEstate	Dec. 31, 2010 Oak Park North [Member] RealEstate	Dec. 31, 2010 Oak Park South [Member] RealEstate	Dec. 31, 2010 Oaks at Falls Church [Member] RealEstate	Dec. 31, 2010 Ocean Crest [Member] RealEstate	Dec. 31, 2010 Ocean Walk [Member] RealEstate	Dec. 31, 2010 Olympus Towers [Member] RealEstate	Dec. 31, 2010 Orchard Ridge [Member] RealEstate	Dec. 31, 2010 Overlook Manor [Member] RealEstate	Dec. 31, 2010 Overlook Manor II [Member] RealEstate	Dec. 31, 2010 Paces Station [Member] RealEstate	Dec. 31, 2010 Palm Trace Landings [Member] RealEstate	Dec. 31, 2010 Panther Ridge [Member] RealEstate	Dec. 31, 2010 Parc 77 [Member] RealEstate	Dec. 31, 2010 Parc Cameron [Member] RealEstate	Dec. 31, 2010 Parc Coliseum [Member] RealEstate	Dec. 31, 2010 Park at Turtle Run The [Member] RealEstate	Dec. 31, 2010 Park West (CA) [Member] RealEstate	Dec. 31, 2010 Parkside [Member] RealEstate	Dec. 31, 2010 Parkview Terrace [Member] RealEstate	Dec. 31, 2010 Phillips Park [Member] RealEstate	Dec. 31, 2010 Pine Harbour [Member] RealEstate	Dec. 31, 2010 Playa Pacifica [Member] RealEstate	Dec. 31, 2010 Pointe at South Mountain [Member] RealEstate	Dec. 31, 2010 Polos East [Member] RealEstate	Dec. 31, 2010 Port Royale [Member] RealEstate	Dec. 31, 2010 Port Royale II [Member] RealEstate	Dec. 31, 2010 Port Royale III [Member] RealEstate	Dec. 31, 2010 Port Royale IV [Member] RealEstate	Dec. 31, 2010 Portofino [Member] RealEstate	Dec. 31, 2010 Portofino Val [Member] RealEstate	Dec. 31, 2010 Portside Towers [Member] RealEstate	Dec. 31, 2010 Preserve at Deer Creek [Member] RealEstate	Dec. 31, 2010 Prime, The [Member] RealEstate	Dec. 31, 2010 Promenade at Aventura [Member] RealEstate	Dec. 31, 2011 Promenade at Town Center I [Member]	Dec. 31, 2010 Promenade at Town Center I [Member] RealEstate	Dec. 31, 2010 Promenade at Wyndham Lakes [Member] RealEstate	Dec. 31, 2010 Promenade Terrace [Member] RealEstate	Dec. 31, 2010 Promontory Pointe I & II [Member] RealEstate	Dec. 31, 2010 Prospect Towers [Member] RealEstate	Dec. 31, 2010 Prospect Towers II [Member] RealEstate	Dec. 31, 2010 Ravens Crest [Member] RealEstate	Dec. 31, 2011 Redmond Ridge [Member]	Dec. 31, 2010 Redmond Ridge [Member] RealEstate	Dec. 31, 2011 Red 160 (fka Redmond Way) [Member]	Dec. 31, 2010 Red 160 (fka Redmond Way) [Member] RealEstate	Dec. 31, 2010 Regency Palms [Member] RealEstate	Dec. 31, 2010 Regency Park [Member] RealEstate	Dec. 31, 2011 Registry [Member]	Dec. 31, 2010 Registry [Member] RealEstate	Dec. 31, 2010 Remington Place [Member] RealEstate	Dec. 31, 2011 Renaissance Villas [Member]	Dec. 31, 2010 Renaissance Villas [Member] RealEstate	Dec. 31, 2010 Reserve at Ashley Lake [Member] RealEstate	Dec. 31, 2010 Reserve at Town Center [Member] RealEstate	Dec. 31, 2010 Reserve at Town Center II (WA) [Member] RealEstate	Dec. 31, 2010 Reserve at Town Center III [Member] RealEstate	Dec. 31, 2010 Retreat, The [Member] RealEstate	Dec. 31, 2010 Rianna I [Member] RealEstate	Dec. 31, 2010 Ridgewood Village I&II [Member] RealEstate	Dec. 31, 2010 River Pointe at Den Rock Park [Member] RealEstate	Dec. 31, 2010 River Tower [Member] RealEstate	Dec. 31, 2010 Rivers Bend (CT) [Member] RealEstate	Dec. 31, 2010 Riverview Condominiums [Member] RealEstate	Dec. 31, 2010 Royal Oaks (FL) [Member] RealEstate	Dec. 31, 2010 Sabal Palm at Carrollwood Place [Member] RealEstate	Dec. 31, 2010 Sabal Palm at Lake Buena Vista [Member] RealEstate	Dec. 31, 2010 Sabal Palm at Metrowest [Member] RealEstate	Dec. 31, 2010 Sabal Palm at Metrowest II [Member] RealEstate	Dec. 31, 2010 Sabal Pointe [Member] RealEstate	Dec. 31, 2010 Saddle Ridge [Member] RealEstate	Dec. 31, 2010 Sage [Member] RealEstate	Dec. 31, 2010 Savannah at Park Place [Member] RealEstate	Dec. 31, 2010 Savoy III [Member] RealEstate	Dec. 31, 2010 Sawgrass Cove [Member] RealEstate	Dec. 31, 2010 Scarborough Square [Member] RealEstate	Dec. 31, 2010 Sedona Ridge [Member] RealEstate	Dec. 31, 2010 Seeley Lake [Member] RealEstate	Dec. 31, 2010 Seventh And James [Member] RealEstate	Dec. 31, 2010 Shadow Creek [Member] RealEstate	Dec. 31, 2010 Sheridan Lake Club [Member] RealEstate	Dec. 31, 2010 Sheridan Ocean Club Combined [Member] RealEstate	Dec. 31, 2010 Siena Terrace [Member] RealEstate	Dec. 31, 2010 Silver Springs (FL) [Member] RealEstate	Dec. 31, 2010 Skycrest [Member] RealEstate	Dec. 31, 2010 Skylark [Member] RealEstate	Dec. 31, 2010 Skyline Terrace [Member] RealEstate	Dec. 31, 2010 Skyline Towers [Member] RealEstate	Dec. 31, 2010 Skyview [Member] RealEstate	Dec. 31, 2010 Sonoran [Member] RealEstate	Dec. 31, 2010 Southwood [Member] RealEstate	Dec. 31, 2010 Springbrook Estates [Member] RealEstate	Dec. 31, 2010 St. Andrews at Winston Park [Member] RealEstate	Dec. 31, 2010 Stoney Creek [Member] RealEstate	Dec. 31, 2010 Summerwood [Member] RealEstate	Dec. 31, 2010 Summit And Birch Hill [Member] RealEstate	Dec. 31, 2010 Summit at Lake Union [Member] RealEstate	Dec. 31, 2010 Surprise Lake Village [Member] RealEstate	Dec. 31, 2010 Sycamore Creek [Member] RealEstate	Dec. 31, 2010 Tanasbourne Terrace [Member] RealEstate	Dec. 31, 2010 Third Square [Member] RealEstate	Dec. 31, 2010 Tortuga Bay [Member] RealEstate	Dec. 31, 2010 Toscana [Member] RealEstate	Dec. 31, 2010 Townes at Herndon [Member] RealEstate	Dec. 31, 2010 Trump Place, 140 Riverside [Member] RealEstate	Dec. 31, 2010 Trump Place, 160 Riverside [Member] RealEstate	Dec. 31, 2010 Trump Place, 180 Riverside [Member] RealEstate	Dec. 31, 2010 Uwajimaya Village [Member] RealEstate	Dec. 31, 2010 Valencia Plantation [Member] RealEstate	Dec. 31, 2010 Vantage Pointe [Member] RealEstate	Dec. 31, 2010 Versailles (K-Town) [Member] RealEstate	Dec. 31, 2010 Victor on Venice [Member] RealEstate	Dec. 31, 2010 Villa Encanto [Member] RealEstate	Dec. 31, 2010 Villa Solana [Member] RealEstate	Dec. 31, 2010 Village at Bear Creek [Member] RealEstate	Dec. 31, 2010 Vista Del Lago [Member] RealEstate	Dec. 31, 2010 Vista Grove [Member] RealEstate	Dec. 31, 2010 Vista Montana - Residential & Townhomes [Member] RealEstate	Dec. 31, 2010 Vista on Courthouse [Member] RealEstate	Dec. 31, 2010 Waterford at Deerwood [Member] RealEstate	Dec. 31, 2010 Waterford at Orange Park [Member] RealEstate	Dec. 31, 2010 Waterford Place (CO) [Member] RealEstate	Dec. 31, 2010 Waterside [Member] RealEstate	Dec. 31, 2010 Webster Green [Member] RealEstate	Dec. 31, 2010 Welleby Lake Club [Member] RealEstate	Dec. 31, 2010 West End Apartments (fka Emerson Place/CRP II) [Member] RealEstate	Dec. 31, 2010 Westerly at Worldgate [Member] RealEstate	Dec. 31, 2010 Westfield Village [Member] RealEstate	Dec. 31, 2010 Westridge [Member] RealEstate	Dec. 31, 2010 Westgate Pasadena Condos [Member] RealEstate	Dec. 31, 2010 Westgate Pasadena and Green [Member] RealEstate	Dec. 31, 2010 Westside Villas I [Member] RealEstate	Dec. 31, 2010 Westside Villas II [Member] RealEstate	Dec. 31, 2010 Westside Villas III [Member] RealEstate	Dec. 31, 2010 Westside Villas IV [Member] RealEstate	Dec. 31, 2010 Westside Villas V [Member] RealEstate	Dec. 31, 2010 Westside Villas VI [Member] RealEstate	Dec. 31, 2010 Westside Villas VII [Member] RealEstate	Dec. 31, 2010 Wimberly at Deerwood [Member] RealEstate	Dec. 31, 2010 Winchester Park [Member] RealEstate	Dec. 31, 2010 Winchester Wood [Member] RealEstate	Dec. 31, 2010 Windsor at Fair Lakes [Member] RealEstate	Dec. 31, 2010 Winston (FL) [Member] RealEstate	Dec. 31, 2010 Wood Creek (CA) [Member] RealEstate	Dec. 31, 2010 Woodbridge (CT) [Member] RealEstate	Dec. 31, 2010 Woodleaf [Member] RealEstate	Dec. 31, 2010 Woodside [Member] RealEstate	Dec. 31, 2010 Management Business [Member] RealEstate	Dec. 31, 2010 Operating Partnership [Member] RealEstate	Dec. 31, 2010 EQR-Wholly Owned Encumbered [Member] RealEstate Apartmentunit Property	Dec. 31, 2010 929 House [Member] RealEstate	Dec. 31, 2010 Academy Village [Member] RealEstate	Dec. 31, 2010 Acappella [Member] RealEstate	Dec. 31, 2010 Acton Courtyard [Member] RealEstate	Dec. 31, 2010 Alborada [Member] RealEstate	Dec. 31, 2010 Alexander on Ponce [Member] RealEstate	Dec. 31, 2010 Amberton [Member] RealEstate	Dec. 31, 2010 Arbor Terrace [Member] RealEstate	Dec. 31, 2010 Arboretum (MA) [Member] RealEstate	Dec. 31, 2010 Artech Building [Member] RealEstate	Dec. 31, 2010 Artisan Square [Member] RealEstate	Dec. 31, 2010 Avanti [Member] RealEstate	Dec. 31, 2010 Bachenheimer Building [Member] RealEstate	Dec. 31, 2010 Bella Vista Apartments at Boca Del Mar [Member] RealEstate	Dec. 31, 2010 Bellagio Apartment Homes [Member] RealEstate	Dec. 31, 2010 Berkeleyan [Member] RealEstate	Dec. 31, 2010 Bradley Park [Member] RealEstate	Dec. 31, 2010 Briarwood (CA) [Member] RealEstate	Dec. 31, 2010 Brookside (CO) [Member] RealEstate	Dec. 31, 2010 Canterbury [Member] RealEstate	Dec. 31, 2010 Cape House I [Member] RealEstate	Dec. 31, 2010 Cape House II [Member] RealEstate	Dec. 31, 2010 Carmel Terrace [Member] RealEstate	Dec. 31, 2010 Cascade at Landmark [Member] RealEstate	Dec. 31, 2010 Centennial Court [Member] RealEstate	Dec. 31, 2010 Centennial Tower [Member] RealEstate	Dec. 31, 2010 Chelsea Square [Member] RealEstate	Dec. 31, 2010 Church Corner [Member] RealEstate	Dec. 31, 2010 Cierra Crest [Member] RealEstate	Dec. 31, 2010 City Pointe [Member] RealEstate	Dec. 31, 2010 Colorado Pointe [Member] RealEstate	Dec. 31, 2010 Conway Court [Member] RealEstate	Dec. 31, 2010 Copper Canyon [Member] RealEstate	Dec. 31, 2010 Country Brook [Member] RealEstate	Dec. 31, 2010 Country Club Lakes [Member] RealEstate	Dec. 31, 2010 Creekside (San Mateo) [Member] RealEstate	Dec. 31, 2010 Crescent at Cherry Creek [Member] RealEstate	Dec. 31, 2010 Deerwood (SD) [Member] RealEstate	Dec. 31, 2010 Estates at Maitland Summit [Member] RealEstate	Dec. 31, 2010 Estates at Tanglewood [Member] RealEstate	Dec. 31, 2010 Fairfield [Member] RealEstate	Dec. 31, 2010 Fine Arts Building [Member] RealEstate	Dec. 31, 2010 Gaia Building [Member] RealEstate	Dec. 31, 2010 Gateway at Malden Center [Member] RealEstate	Dec. 31, 2010 Geary Court Yard [Member] RealEstate	Dec. 31, 2010 Glen Meadow [Member] RealEstate	Dec. 31, 2010 Grandeville at River Place [Member] RealEstate	Dec. 31, 2010 Greenhaven [Member] RealEstate	Dec. 31, 2010 Greenhouse - Frey Road [Member] RealEstate	Dec. 31, 2010 Greenwood Park [Member] RealEstate	Dec. 31, 2010 Greenwood Plaza [Member] RealEstate	Dec. 31, 2010 Harbor Steps [Member] RealEstate	Dec. 31, 2010 Hathaway [Member] RealEstate	Dec. 31, 2010 Heights on Capitol Hill [Member] RealEstate	Dec. 31, 2010 Heronfield [Member] RealEstate	Dec. 31, 2010 Heritage at Stone Ridge [Member] RealEstate	Dec. 31, 2010 Highlands at Cherry Hill [Member] RealEstate	Dec. 31, 2010 Ivory Wood [Member] RealEstate	Dec. 31, 2010 Jaclen Towers [Member] RealEstate	Dec. 31, 2010 Kelvin Court [Member] RealEstate	Dec. 31, 2010 La Terrazza at Colma Station [Member] RealEstate	Dec. 31, 2010 LaSalle [Member] RealEstate	Dec. 31, 2010 Liberty Park [Member] RealEstate	Dec. 31, 2010 Liberty Tower [Member] RealEstate	Dec. 31, 2010 Lincoln Heights [Member] RealEstate	Dec. 31, 2010 Longview Places [Member] RealEstate	Dec. 31, 2010 Marks [Member] RealEstate	Dec. 31, 2010 Market Street Village [Member] RealEstate	Dec. 31, 2010 Metro on First [Member] RealEstate	Dec. 31, 2010 Mill Creek [Member] RealEstate	Dec. 31, 2010 Miramar Lakes [Member] RealEstate	Dec. 31, 2009 Miramar Lakes [Member]	Dec. 31, 2010 Montecito [Member] RealEstate	Dec. 31, 2009 Montecito [Member]	Dec. 31, 2010 Montierra (CA) [Member] RealEstate	Dec. 31, 2009 Montierra (CA) [Member]	Dec. 31, 2010 Mountain Park Ranch [Member] RealEstate	Dec. 31, 2009 Mountain Park Ranch [Member]	Dec. 31, 2010 Missions at Sunbow [Member] RealEstate	Dec. 31, 2010 Monte Viejo [Member] RealEstate	Dec. 31, 2010 Montierra [Member] RealEstate	Dec. 31, 2010 Mosaic at Metro [Member] RealEstate	Dec. 31, 2010 Mountain Terrace [Member] RealEstate	Dec. 31, 2010 Northpark [Member] RealEstate	Dec. 31, 2010 Olde Redmond Place [Member] RealEstate	Dec. 31, 2010 North Pier at Harborside [Member] RealEstate	Dec. 31, 2010 Oak Mill I [Member] RealEstate	Dec. 31, 2010 Oak Mill II [Member] RealEstate	Dec. 31, 2010 Oaks [Member] RealEstate	Dec. 31, 2010 Park Meadow [Member] RealEstate	Dec. 31, 2010 Promenade at Peachtree [Member] RealEstate	Dec. 31, 2010 Promenade at Town Center II [Member] RealEstate	Dec. 31, 2010 Providence [Member] RealEstate	Dec. 31, 2010 Parc East Towers [Member] RealEstate	Dec. 31, 2010 Parkfield [Member] RealEstate	Dec. 31, 2010 Reserve at Clarendon Centre, The [Member] RealEstate	Dec. 31, 2010 Reserve at Fairfax Corners [Member] RealEstate	Dec. 31, 2010 Reserve at Potomac Yard [Member] RealEstate	Dec. 31, 2010 Reserve at Town Center (WA) [Member] RealEstate	Dec. 31, 2010 Reserve at Eisenhower, The [Member] RealEstate	Dec. 31, 2010 Reserve at Empire Lakes [Member] RealEstate	Dec. 31, 2010 Rianna II [Member] RealEstate	Dec. 31, 2010 Rockingham Glen [Member] RealEstate	Dec. 31, 2010 Rolling Green (Amherst) [Member] RealEstate	Dec. 31, 2010 Rolling Green (Milford) [Member] RealEstate	Dec. 31, 2010 San Marcos Apartments [Member] RealEstate	Dec. 31, 2010 Savannah Lakes [Member] RealEstate	Dec. 31, 2010 Savoy I [Member] RealEstate	Dec. 31, 2010 Savannah Midtown [Member] RealEstate	Dec. 31, 2010 Sheffield Court [Member] RealEstate	Dec. 31, 2010 Springs Colony [Member] RealEstate	Dec. 31, 2010 Stonegate (CO) [Member] RealEstate	Dec. 31, 2010 Sonata at Cherry Creek [Member] RealEstate	Dec. 31, 2010 Sonterra at Foothill Ranch [Member] RealEstate	Dec. 31, 2010 Sunforest [Member] RealEstate	Dec. 31, 2010 Sunforest II [Member] RealEstate	Dec. 31, 2010 South Winds [Member] RealEstate	Dec. 31, 2010 Stoneleigh at Deerfield [Member] RealEstate	Dec. 31, 2010 Stoney Ridge [Member] RealEstate	Dec. 31, 2010 Stonybrook [Member] RealEstate	Dec. 31, 2010 Summerhill Glen [Member] RealEstate	Dec. 31, 2010 Summerset Village [Member] RealEstate	Dec. 31, 2010 Town Square at Mark Center I (fka Millbrook I) [Member] RealEstate	Dec. 31, 2010 Town Square at Mark Center Phase II [Member] RealEstate	Dec. 31, 2010 Tradition at Alafaya [Member] RealEstate	Dec. 31, 2010 Talleyrand [Member] RealEstate	Dec. 31, 2010 Tanglewood VA [Member] RealEstate	Dec. 31, 2010 Teresina [Member] RealEstate	Dec. 31, 2010 Touriel Building [Member] RealEstate	Dec. 31, 2010 Tuscany at Lindbergh [Member] RealEstate	Dec. 31, 2010 Uptown Square [Member] RealEstate	Dec. 31, 2010 Via Ventura [Member] RealEstate	Dec. 31, 2010 Village at Lakewood [Member] RealEstate	Dec. 31, 2010 Versailles [Member] RealEstate	Dec. 31, 2010 Vintage [Member] RealEstate	Dec. 31, 2010 Warwick Station [Member] RealEstate	Dec. 31, 2010 Wellington Hill [Member] RealEstate	Dec. 31, 2010 Westgate Pasadena Apartments [Member] RealEstate	Dec. 31, 2010 Westwood Glen [Member] RealEstate	Dec. 31, 2010 Whisper Creek [Member] RealEstate	Dec. 31, 2010 Wilkins Glen [Member] RealEstate	Dec. 31, 2010 Woodlake (WA) [Member] RealEstate	Dec. 31, 2010 EQR-Partially Owned Unencumbered [Member] Property RealEstate Apartmentunit	Dec. 31, 2010 Hudson Crossing II [Member] RealEstate	Dec. 31, 2010 Butterfield Ranch [Member] RealEstate	Dec. 31, 2010 EQR-Partially Owned Encumbered [Member] Property RealEstate Apartmentunit	Dec. 31, 2010 Brooklyner (fka 111 Lawrence) [Member] RealEstate	Dec. 31, 2010 Bellevue Meadows [Member] RealEstate	Dec. 31, 2010 1401 South State (fka City Lofts) [Member] RealEstate	Dec. 31, 2010 2300 Elliott [Member] RealEstate	Dec. 31, 2010 Canyon Creek (CA) [Member] RealEstate	Dec. 31, 2010 Canyon Ridge [Member] RealEstate	Dec. 31, 2010 Copper Creek [Member] RealEstate	Dec. 31, 2010 Country Oaks [Member] RealEstate	Dec. 31, 2010 EDS Dulles [Member] RealEstate	Dec. 31, 2010 Fox Ridge [Member] RealEstate	Dec. 31, 2010 Lantern Cove [Member] RealEstate	Dec. 31, 2010 Mesa Del Oso [Member] RealEstate	Dec. 31, 2010 Monterra in Mill Creek [Member] RealEstate	Dec. 31, 2010 Preserve at Briarcliff [Member] RealEstate	Dec. 31, 2010 Rosecliff [Member] RealEstate	Dec. 31, 2010 Surrey Downs [Member] RealEstate	Dec. 31, 2010 Schooner Bay I [Member] RealEstate	Dec. 31, 2010 Schooner Bay II [Member] RealEstate	Dec. 31, 2010 Scottsdale Meadows [Member] RealEstate	Dec. 31, 2010 Strayhorse at Arrowhead Ranch [Member] RealEstate	Dec. 31, 2010 Veridian (fka Silver Spring) [Member] RealEstate	Dec. 31, 2010 Virgil Square [Member] RealEstate	Dec. 31, 2010 Windridge (CA) [Member] RealEstate	Dec. 31, 2010 Willow Brook (CA) [Member] RealEstate	Dec. 31, 2010 Montclair Metro [Member] RealEstate	Dec. 31, 2010 Red Road Commons [Member] RealEstate	Dec. 31, 2010 PARTIALLY OWNED PROPERTIES Apartmentunit Property
Real Estates and Accumulated Depreciation
Description of Location				New York, NY	Washington, D.C. (G)	Arlington, VA	Atlanta, GA	Arlington, VA	Washington, D.C. (G)	New York, NY	Washington, D.C. (G)	New York, NY (G)	Jersey City, NJ	New York, NY (G)	New York, NY (G)	Abington, MA	Scottsdale, AZ	Orlando, FL	Atlanta, GA	Corona Hills, CA	Tampa, FL	Orlando, FL	Jacksonville, FL	Avon, CT	Denver, CO (G)	Oviedo, FL	Long Beach, CA	Mukilteo, WA (G)	Phoenix, AZ	Woodland Hills, CA	Bellevue, WA	Sarasota, FL	Berkeley, CA	Jacksonville, FL	Winter Park, FL	Newington, CT	Vernon, CT	Greensboro, NC	Orange Park, FL	Frederick, MD	Frederick, MD	Scottsdale, AZ	Alexandria, VA	Beaverton, OR	Ontario, CA	Ontario, CA	Chandler, AZ	Kent, WA	Duluth, GA	Glen Burnie, MD	Puyallup, WA	Orlando, FL	Los Angeles, CA	Tampa, FL	Atlanta, GA (G)	Columbia, MD	Los Angeles, CA	Hillsboro, OR	Beaverton, OR	Coconut Creek, GA	Mesa, AZ	Beaverton, OR	Boynton Beach, FL	Boynton Beach, FL	Vancouver, WA	Mountlake Terrace, WA	St. Petersburg, FL	Scottsdale, AZ	Orlando, FL	Orlando, FL	Lakewood, CO	Taunton, MA	Corona, CA	Atlanta, GA	San Diego, CA	Phoenix, AZ	Chino Hills, CA	Fairfax, VA	Boston, MA (G)	Orlando, FL	Deerfield Beach, FL	Coconut Creek, FL	Tempe, AZ	Atlanta, GA	Wellington, FL	Silver Spring, MD	Fall River, MA	Enfield, CT	Federal Way, WA	Federal Way, WA	Coral Gables, FL (G)	Hermosa Beach,CA	Pembroke Pines, FL	Plantation, FL	Redmond, WA	Pleasanton, CA	Bowie, MD	Rocky Hill , CT	Roswell, GA	Beverly Hills, CA	Miami, FL	Los Angeles, CA	Puyallup, WA	Lynwood, WA	Phoenix, AZ	Boynton Beach, FL	Ellington, CT	Westwood, MA	Westwood, MA	South Plainfield, NJ	Scottsdale, AZ	New York, NY (G)	Jersey City, NJ	Charlotte, NC	Everett, WA	Scottsdale, AZ	Pleasant Hill, CA	Glendale, AZ	Gresham, OR	Burbank, CA	Ocoee, FL	Ocoee, FL	Miami, FL	San Diego, CA	San Diego, CA	Santa Clara, CA	Orlando, FL	Pembroke Pines, FL	W. New York, NJ	Phoenix, AZ	Highlands Ranch, CO	Concord, CA	Alpharetta, GA	Orlando, FL	Tempe, AZ	New York, NY (G)	Boston, MA (G)	Decatur, GA	Alexandria, VA	Tampa, FL	Orange Park, FL	Seattle, WA	Corona Hills, CA	Lynnwood, WA	Bellevue, WA	Duluth, GA	Millersville, MD	Palm Beach Gardens, FL	Orlando, FL	San Jose, CA	Scottsdale, AZ	Hyattsville, MD	Los Angeles, CA	Davie, FL	Largo, MD	Largo, MD	Valencia, CA	Germantown, MD	Pleasant Hill, CA	Agoura Hills, CA	Agoura Hills, CA	Falls Church, VA	Solana Beach, CA	Key West, FL	Seattle, WA (G)	Lynnwood, WA	Frederick, MD	Frederick, MD	Atlanta, GA	Davie, FL	Federal Way, WA	New York, NY (G)	New York, NY (G)	New York, NY (G)	Coral Springs, FL	Los Angeles, CA	Union City, CA	Redlands, CA	Wellesley, MA	Orlando, FL	Hermosa Beach,CA	Phoenix, AZ	Orlando, FL	Ft. Lauderdale, FL (G)	Ft. Lauderdale, FL (G)	Ft. Lauderdale, FL (G)	Ft. Lauderdale, FL	Chino Hills, CA	Valencia, CA	Jersey City, NJ (G)	Deerfield Beach, FL	Arlington, VA	Aventura, FL	Valencia, CA		Coral Springs, FL	Corona, CA	Phoenix, AZ	Hackensack, NJ	Hackensack, NJ	Plainsboro, NJ	Redmond, WA		Redmond, WA (G)		Huntington Beach, CA	Centreville, VA	Northglenn, CO		Phoenix, AZ	Berkeley, CA (G)		Boynton Beach, FL	Loudon, VA	Mill Creek, WA	Mill Creek, WA	Phoenix, AZ	Seattle, WA (G)	San Diego, CA	Lawrence, MA	New York, NY (G)	Windsor, CT	Norwalk, CT	Jacksonville, FL	Tampa, FL	Orlando, FL	Orlando, FL	Orlando, FL	Coral Springs, FL	Ashburn, VA	Everett, WA	Atlanta, GA	Aurora, CO	Bradenton, FL	Rockville, MD	Phoenix, AZ	Lakewood, WA	Seattle, WA	Winter Springs, FL	Dania Beach, FL	Dania Beach, FL	Lake Forest, CA	Jacksonville, FL	Valencia, CA	Union City, CA	Burlingame, CA	Falls Church, VA (G)	Rancho Santa Margarita, CA	Phoenix, AZ	Palo Alto, CA	Riverside, CA	Coconut Creek, FL	Lakewood, WA	Hayward, CA	Farmington, CT	Seattle, WA	Milton, WA	Scottsdale, AZ	Hillsboro, OR	Cambridge, MA (G)	Orlando, FL	Irvine, CA	Herndon, VA	New York, NY (G)	New York, NY (G)	New York, NY (G)	Seattle, WA	Orlando, FL	San Diego, CA (G)	Los Angeles, CA	Los Angeles, CA (G)	Phoenix, AZ	Laguna Hills, CA	Lakewood, CO	Mission Viejo, CA	Mesa, AZ	San Jose, CA	Arlington, VA	Jacksonville, FL	Orange Park, FL	Thornton, CO	Reston, VA	Needham, MA	Sunrise, FL	Boston, MA (G)	Herndon, VA	Centerville, VA	Tacoma, WA	Pasadena, CA	Pasadena, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Jacksonville, FL	Riverside, RI	Riverside, RI	Fairfax, VA	Pembroke Pines, FL	Pleasant Hill, CA	Newington, CT	Campbell, CA	Lorton, VA	Chicago, IL	Chicago, IL		Cambridge, MA (G)	North Hollywood, CA	Pasadena, CA	Berkeley, CA (G)	Fremont, CA	Atlanta, GA	Manassas, VA	Sunnyvale, CA	Canton, MA	Berkeley, CA (G)	Northridge, CA	Anaheim, CA	Berkeley, CA (G)	Boca Raton, FL	Scottsdale, AZ	Berkeley, CA (G)	Puyallup, WA	Sunnyvale, CA	Boulder, CO	Germantown, MD	Jacksonville, FL	Jacksonville, FL	San Diego, CA	Alexandria, VA	Seattle, WA (G)	Seattle, WA (G)	Redmond, WA	Cambridge, MA (G)	Denver, CO	Fullerton, CA (G)	Denver, CO	Roslindale, MA	Highlands Ranch, CO	Chandler, AZ	Jacksonville, FL	San Mateo, CA	Denver, CO	San Diego, CA	Orlando, FL	Westminster, CO	Stamford, CT (G)	Berkeley, CA (G)	Berkeley, CA (G)	Malden, MA (G)	San Francisco, CA	Franklin, MA	Oviedo, FL	Union City, CA	Kennesaw, GA	Centennial, CO	Centennial, CO	Seattle, WA (G)	Long Beach, CA	Seattle, WA (G)	Kirkland, WA	Burlington, MA	Cherry Hills, NJ	Bothell, WA	Beverly, MA	Irvine, CA	Colma, CA (G)	Beaverton, OR (G)	Brain Tree, MA	Arlington, VA (G)	Quincy, MA	Waltham, MA	Englewood, CO (G)	San Diego, CA	Seattle, WA (G)	Milpitas, CA	Miramar, FL		Valencia, CA		San Diego, CA		Phoenix, AZ		Chula Vista, CA	Phoneix, AZ	Scottsdale, AZ	Hyattsville, MD	Stevenson Ranch, CA	Burlingame, CA	Redmond, WA	Jersey City, NJ (J)	Germantown, MD	Germantown, MD	Santa Clarita, CA	Gilbert, AZ	Chamblee, GA	Valencia, CA	Bothell, WA	New York, NY (G)	Denver, CO	Arlington, VA (G)	Fairfax, VA	Alexandria, VA	Mill Creek, WA	Alexandria, VA	Rancho Cucamonga, CA	Seattle, WA (G)	West Roxbury, MA	Amherst, MA	Milford, MA	Scottsdale, AZ	Boynton Beach, FL	Aurora, CO	Atlanta, GA	Arlington, VA	Altamonte Springs, FL	Broomfield, CO	Denver, CO	Foothill Ranch, CA	Davie, FL	Davie, FL	Fall River, MA	Alpharetta, GA	Dale City, VA	Boynton Beach, FL	Maynard, MA	Chatsworth, CA	Alexandria, VA	Alexandria, VA	Oviedo, FL	Tarrytown, NY (I)	Manassas, VA	Chula Vista, CA	Berkeley, CA (G)	Atlanta, GA	Denver, CO (G)	Scottsdale, AZ	Phoenix, AZ	Woodland Hills, CA	Ontario, CA	Westminster, CO	Manchester, NH	Pasadena, CA	Westwood, MA	Denver, CO	Medfield, MA	Kirkland, WA		New York, NY	Chino Hills, CA		Brooklyn, NY (G)	Bellevue, WA	Chicago, IL	Seattle, WA	San Ramon, CA	San Diego, CA	Tempe, AZ	Agoura Hills, CA	Herndon, VA	Englewood, CO	Foster City, CA	Albuquerque, NM	Mill Creek, WA	Atlanta, GA	Quincy, MA	Bellevue, WA	Foster City, CA	Foster City, CA	Scottsdale, AZ	Glendale, AZ	Silver Spring, MD (G)	Los Angeles, CA	Laguna Niguel, CA	Pleasant Hill, CA	Montclair, NJ	Miami, FL (G)
Date of Construction				(F)	2004	2004	1999	(F)	2006	1961	2009	2004	(F)	1997	2002	1968	1988-1994	1999	1980	1986	1990	1991	2001	1973	2003	1998	2002	2002	1995	2003-2007	2000	1986	(F)	1989	1991	1964	1986	(F)	1986	1993	1979	1979	2002	1996	1994	2002	1987	1989	1995	1973	1991	1986	(F)	2003	2003	1984	1989	1990	1991	1992	1986	1991	1996	1998	1993	1987	1986	1987	2008	2001	1990	1984	1992	1997	1998	1982	1985	1989	1962	1989	1998	1995	1994	1996	2003	1981	1987	1974	1988	1988	1998	1971	1990	1990	1979	1985	1999	1965	1985	1990	1986	1989	1991	1999	1995	1989	1975	1979	2007	2000	1990	2003	2003	(F)	1991	1973	1973	1996	1990	1991	2000	2008	1986	1988/1992	2001	1972	2000/2002	1989	1999	2008	1999	2003	1995	1988	1984	2000	1975	1992	(F)	1984	1989	(F)	1992	1991	1984	1999	1984	1996	1991	1986	1989	2008	2007	1999	1977	1988	1988	1985	1974	1990	1989	1966	1986	1990	2000	1988	1980/1985	1980/1985	1984-1989	1995	1980	1903	1927	1910	2001	1987/1990	1979	1986	1988	1991	1972	1988	1991	1988	1988	1988	(F)	1989	1989	1992-1997	1997	2002	1995	2001		1998	1990	1984/1996	1995	2002	1984	2008		(F)		1969	1989	1986		1983	1998		1990	2002	2009	(F)	1999	2000	1997	2000	1982	1973	1991	1991	1995	1988	1998	1997	1995	1989	2002	2001	(F)	1991	1967	1989	1990	1992	2000	2001	1991	1988	1985	1999	1986	1967/1987	1971	1999	1995	1985	(F)	1997	1990	1982	1967	1995 -1997	1986	1984	1986-1989	2008/2009	2004	1991/1993	2002	2003	2001	1998	2002	1990	2009	2008	2006	1983	1984	1987	1986-1988	1997/1998	(F)	2008	1985	1986	1998	1984	1985	1991	2008	1995	1988	1987-1991	(F)	(F)	1999	1999	1999	1999	1999	1989	2001	2000	1972	1989	1988	2001/2003	1987	1968	1984	1987	(D)	(F)		1975	1989	2002	2003	1999	2003	1986	1979	1989	2002	2002	1987	2004	1985	1995	1998	1999	1985	1993	1986	1998	1998	1988-1989	1990	2001	1991	1991	1987	1996	2004	2006	1920	1999	1986-1996	1997	1985	1994	1990	1998	2003	1996	2004	2000	1988	1990	1971	2002	1983	1985	1994	1996	2000	1987	2006	1990	2005	2002	2000	1976	2008	2005	1998	2000	2008	1991	2004	1987	2006	2002	1991		2003		1999		1990		1994	2003	2004	1999	2008	1992	1972	1986	2003	1984	1985	2000	1986	2001	2001	2000	1977	2000	2003	2001	2002	2001	2002	2005	2002	1974	1970	1970	1995	1991	2001	2000	1986	1986	2003	1999	1997	1989	(F)	1971	2003	1985	2001	1980	1985	1996	2001	2006	1997-1998	1987	2000	2004	2001	1999/2001	1980	1988	1991	2005-2007	1986	1987	2010	1972	2002	1975	1984		(F)	(F)		2010	1983	2008	1992	1984	1989	1984	1985	(F)	1984	1985	1983	2003	1994	1990	1986	1985	1985	1984	1998	2009	1979	1989	1985	2009	2009
Units	124,866		80,239	0	144	326	355	0	359	155	559	135	480	238	294	90	304	336	204	492	447	480	200	163	343	233	160	235	248	579	1	192	0	350	324	64	150	0	288	228	204	348	317	264	312	100	316	293	303	796	157	292	0	273	202	198	92	352	254	300	222	288	252	296	253	512	208	416	352	316	201	58	316	156	181	412	252	404	444	312	300	278	204	234	400	400	168	168	144	18	195	168	296	312	180	200	478	151	236	35	296	259	230	197	204	192	100	180	102	252	272	259	182	0	381	278	252	256	278	141	282	165	480	1,070	340	264	672	358	276	304	422	259	352	252	379	293	710	268	0	224	272	0	336	155	67	424	240	352	304	108	160	242	272	316	344	276	234	304	221	220	224	176	146	297	328	104	108	182	610	768	260	137	166	177	257	444	208	558	49	366	285	364	308	252	161	324	0	176	216	527	540	256	296		294	332	330	424	157	203	704		321		0	310	252		208	412		34	440	290	100	0	480	78	408	174	323	373	92	284	432	400	411	456	275	216	123	416	0	336	121	250	522	96	280	240	648	356	432	264	174	138	939	260	429	100	0	284	231	162	186	150	338	350	373	482	314	563	218	354	455	516	176	194	679	225	115	385	272	472	608	224	0	220	248	280	336	276	77	304	310	320	228	714	0	0	21	23	36	36	60	18	53	322	416	62	250	464	256	73	178	252	0	0	39,395	127	248	143	71	442	330	190	175	156	21	140	162	44	392	202	56	155	192	144	544	240	240	384	277	187	221	113	85	480	183	193	28	222	396	555	192	216	316	272	504	263	100	91	203	164	288	280	250	489	291	266	730	385	104	202	180	170	144	100	132	153	554	202	235	336	348	616	229	102	516	344		210		272		240		336	480	249	260	510	510	192	297	208	192	520	225	406	270	200	324	476	252	652	588	389	226	467	78	143	204	304	320	466	444	322	597	188	350	183	300	494	0	404	370	264	264	120	280	406	272	253	300	432	440	35	324	696	328	240	253	300	332	390	480	156	272	103	288	0	0	0	5,232	490	180	278	92	268	162	144	256	0	300	232	221	139	182	156	122	168	144	168	136	457	142	344	228	163	404	5,232
Initial Cost to Company, Land	$ 4,336,999,983		$ 2,929,343,369	$ 0	$ 9,213,512.45	$ 9,780,000	$ 7,924,126	$ 12,054,081	$ 30,006,593.01	$ 39,277,000	$ 28,150,000	$ 32,852,000	$ 28,170,659	$ 22,611,600	$ 65,352,706	$ 553,105	$ 3,663,473	$ 5,500,000	$ 2,448,000	$ 2,594,264	$ 3,576,000	$ 3,808,823	$ 5,000,000	$ 1,788,943	$ 5,481,556.19	$ 6,990,000	$ 7,600,000	$ 5,686,861	$ 2,978,879	$ 31,682,754	$ 63,158	$ 1,344,000	$ 13,908,910	$ 1,503,000	$ 2,592,000	$ 401,091	$ 928,972	$ 1,100,564	$ 2,160,000	$ 2,736,000	$ 2,450,800	$ 1,924,900	$ 10,000,000	$ 3,421,535	$ 5,616,000	$ 1,820,000	$ 1,353,100	$ 3,700,000	$ 1,818,000	$ 8,993,411	$ 756,300	$ 2,044,000	$ 14,791,831	$ 8,190,000	$ 6,440,800	$ 891,000	$ 6,615,467	$ 3,521,300	$ 2,030,950	$ 3,001,700	$ 2,028,939	$ 1,580,500	$ 12,600,000	$ 14,800,000	$ 2,277,000	$ 2,807,600	$ 1,561,200	$ 3,156,600	$ 12,009,630	$ 7,000,000	$ 1,609,800	$ 498,080	$ 4,742,200	$ 2,966,400	$ 7,801,824	$ 1,481,050	$ 1,808,900	$ 19,433,000	$ 14,855,000	$ 9,359,750	$ 15,000,000	$ 5,560,000	$ 1,500,192	$ 9,360,000	$ 20,000,000	$ 6,000,000	$ 1,370,843	$ 1,129,018	$ 626,637	$ 80,000	$ 0	$ 18,144,000	$ 1,896,600	$ 2,228,200	$ 2,306,100	$ 6,796,511	$ 19,845,000	$ 911,534	$ 1,220,000	$ 7,772,000	$ 319,180	$ 10,806,000	$ 1,119,200	$ 6,895,000	$ 1,209,705	$ 1,546,700	$ 583,679	$ 2,229,095	$ 0	$ 10,080,000	$ 11,823,840	$ 23,420,000	$ 5,148,500	$ 100,000	$ 1,597,500	$ 1,075,700	$ 15,000,000	$ 1,650,237	$ 1,217,349	$ 14,100,000	$ 8,460,000	$ 3,306,286	$ 19,200,000	$ 28,895,200	$ 6,000,000	$ 13,642,420	$ 23,520,000	$ 17,900,000	$ 27,246,045	$ 9,000,000	$ 6,330,000	$ 6,469,230	$ 3,521,900	$ 2,016,000	$ 3,050,133	$ 73,170,045	$ 53,164,160	$ 1,454,048	$ 15,261,108	$ 2,240,000	$ 1,861,200	$ 12,542,418	$ 6,888,500	$ 821,200	$ 3,200,000	$ 3,400,000	$ 2,880,000	$ 7,039,313	$ 2,432,000	$ 5,190,700	$ 670,470	$ 4,120,800	$ 8,500,000	$ 15,800,000	$ 1,843,200	$ 1,513,500	$ 9,360,000	$ 15,000,000	$ 5,527,800	$ 1,706,900	$ 1,683,800	$ 20,240,000	$ 5,111,200	$ 2,838,749	$ 14,752,034	$ 480,600	$ 1,299,100	$ 2,186,300	$ 4,801,500	$ 38,400,000	$ 1,055,800	$ 40,504,000	$ 37,600,000	$ 52,654,000	$ 15,420,000	$ 3,033,500	$ 6,246,700	$ 4,969,200	$ 816,922	$ 1,664,300	$ 35,100,000	$ 2,228,800	$ 1,386,000	$ 1,754,200	$ 1,022,200	$ 7,454,900	$ 0	$ 3,572,400	$ 8,640,000	$ 22,487,006	$ 13,500,000	$ 32,000,000	$ 13,320,000		$ 14,700,000	$ 6,640,000	$ 2,272,800	$ 2,355,509	$ 3,926,600	$ 4,500,000	$ 4,670,850		$ 6,975,705		$ 15,546,376	$ 1,857,400	$ 2,521,500		$ 2,000,000	$ 1,492,750		$ 2,458,000	$ 3,520,400	$ 3,144,056	$ 4,310,417	$ 2,089,388	$ 3,475,114	$ 2,268,160	$ 11,809,500	$ 4,615,702	$ 118,669,441	$ 3,325,517	$ 2,300,000	$ 1,988,000	$ 3,888,000	$ 2,800,000	$ 4,110,000	$ 4,560,000	$ 1,951,600	$ 1,364,800	$ 2,500,000	$ 7,696,095	$ 659,165	$ 3,360,000	$ 1,815,000	$ 3,750,000	$ 2,760,400	$ 663,800	$ 6,000,000	$ 12,000,000	$ 18,313,414	$ 8,900,000	$ 1,831,100	$ 10,560,000	$ 1,781,600	$ 16,836,000	$ 78,278,200	$ 3,380,000	$ 2,361,922	$ 6,936,600	$ 18,200,000	$ 5,680,000	$ 1,215,200	$ 4,810,644	$ 1,757,438	$ 1,424,700	$ 4,162,543	$ 3,152,000	$ 1,876,700	$ 27,812,384	$ 6,280,000	$ 39,410,000	$ 10,900,000	$ 103,539,100	$ 139,933,500	$ 144,968,250	$ 8,800,000	$ 873,000	$ 9,403,960	$ 10,590,975	$ 10,350,000	$ 2,884,447	$ 1,665,100	$ 4,519,700	$ 4,525,800	$ 1,341,796	$ 51,000,000	$ 15,550,260	$ 1,496,913	$ 1,960,000	$ 5,040,000	$ 20,700,000	$ 1,418,893	$ 3,648,000	$ 469,546	$ 14,568,000	$ 7,000,000	$ 3,501,900	$ 29,977,725	$ 0	$ 1,785,000	$ 1,955,000	$ 3,060,000	$ 3,060,000	$ 5,100,000	$ 1,530,000	$ 4,505,000	$ 8,000,000	$ 2,822,618	$ 683,215	$ 10,000,000	$ 18,561,000	$ 9,729,900	$ 498,377	$ 8,550,600	$ 1,326,000	$ 0	$ 0	$ 1,192,346,786	$ 3,252,993	$ 25,000,000	$ 5,839,548	$ 5,550,000	$ 24,310,000	$ 9,900,000	$ 900,600	$ 9,057,300	$ 4,685,900	$ 1,642,000	$ 7,000,000	$ 12,960,000	$ 3,439,000	$ 11,760,000	$ 2,626,000	$ 4,377,000	$ 3,813,000	$ 9,991,500	$ 3,600,400	$ 2,781,300	$ 4,800,000	$ 4,800,000	$ 2,288,300	$ 3,603,400	$ 3,800,000	$ 5,900,000	$ 3,397,100	$ 5,220,000	$ 4,803,100	$ 6,863,792	$ 5,790,000	$ 101,451	$ 1,442,212	$ 1,505,219	$ 15,000,000	$ 9,606,600	$ 2,594,000	$ 2,082,095	$ 9,520,000	$ 7,560,000	$ 6,510,200	$ 7,817,000	$ 7,113,000	$ 9,209,780	$ 1,722,400	$ 2,339,330	$ 6,000,000	$ 7,507,000	$ 2,467,200	$ 4,365,000	$ 3,990,000	$ 59,900,000	$ 2,512,500	$ 5,425,000	$ 9,245,000	$ 10,800,000	$ 6,800,000	$ 2,732,800	$ 437,072	$ 10,752,145	$ 0	$ 7,202,000	$ 5,977,504	$ 16,382,822	$ 5,928,400	$ 20,880,000	$ 4,928,500	$ 13,740,000	$ 8,540,000	$ 12,858,693	$ 17,200,000		$ 8,400,000		$ 8,160,000		$ 1,662,332		$ 28,560,000	$ 12,700,000	$ 3,455,000	$ 0	$ 3,966,500	$ 38,607,000	$ 4,807,100	$ 4,000,159	$ 10,000,000	$ 854,133	$ 23,400,000	$ 835,217	$ 10,150,000	$ 13,500,000	$ 3,573,621	$ 102,163,000	$ 8,330,000	$ 10,500,000	$ 15,804,057	$ 11,918,917	$ 10,369,400	$ 6,500,000	$ 16,345,000	$ 2,161,840	$ 1,124,217	$ 1,340,702	$ 2,012,350	$ 20,000,000	$ 7,000,000	$ 5,450,295	$ 7,209,873	$ 3,342,381	$ 630,411	$ 8,750,000	$ 5,490,000	$ 7,503,400	$ 10,000,000	$ 0	$ 2,481,821	$ 4,810,000	$ 8,000,000	$ 10,500,000	$ 415,812	$ 2,890,450	$ 24,360,000	$ 15,568,464	$ 7,590,000	$ 12,000,000	$ 2,108,295	$ 28,600,000	$ 2,736,000	$ 9,720,000	$ 17,492,000	$ 1,351,785	$ 3,166,411	$ 12,650,000	$ 7,059,230	$ 2,274,121	$ 1,890,200	$ 22,898,848	$ 1,616,505	$ 5,310,000	$ 538,483	$ 6,631,400	$ 11,923,324	$ 11,923,324	$ 15,617,709	$ 194,692,119	$ 40,099,922	$ 4,507,100	$ 6,882,467	$ 796,800	$ 5,425,000	$ 4,869,448	$ 1,017,400	$ 6,105,000	$ 18,875,631	$ 2,490,000	$ 6,945,000	$ 4,305,000	$ 2,800,000	$ 6,370,000	$ 5,460,000	$ 3,057,100	$ 5,345,000	$ 4,550,000	$ 1,512,000	$ 4,400,000	$ 18,539,817	$ 5,500,000	$ 2,662,900	$ 5,055,000	$ 2,400,887	$ 27,383,547
Initial Cost to Company, Building & Fixtures	13,999,852,420		8,675,464,206	27,382,360	36,559,189	89,680,000	23,602,563	2,652,636	114,013,785	23,026,984	138,600,000	43,140,551	239,232,094	77,492,171	65,747,294	3,697,396	21,172,386	28,600,796	8,099,110	33,042,398	26,121,909	29,322,243	17,785,388	12,440,003	51,658,740	15,740,825	27,437,239	26,070,540	20,641,333	121,095,785	248,929	9,665,447	801,101	19,561,896	17,990,436	2,681,210	6,209,988	792,509	13,347,549	7,934,069	6,913,202	17,324,593	51,367,913	15,708,853	23,485,891	9,528,898	12,175,173	18,962,585	24,489,671	27,301,052	6,806,635	12,366,832	11,026,473	28,894,280	19,993,460	15,489,721	14,829,335	16,257,934	12,616,747	17,678,928	12,466,128	14,215,444	31,469,651	37,874,719	15,656,887	25,270,594	5,756,822	28,414,599	44,407,977	27,654,816	10,832,754	3,329,560	20,272,892	10,570,210	36,948,176	13,390,249	16,274,361	56,816,266	57,566,636	29,539,650	33,194,576	19,939,324	19,281,399	29,705,236	64,790,850	19,972,183	9,163,804	7,547,256	5,765,018	1,286,139	44,601,000	46,567,941	17,070,795	20,056,270	12,064,015	20,249,392	73,335,916	6,093,418	10,974,727	16,864,269	12,513,467	30,335,330	10,075,844	18,983,597	13,136,903	7,774,676	3,901,774	16,828,153	19,875,857	37,526,912	31,990,970	70,086,976	41,149,117	0	14,367,864	9,800,330	24,335,549	19,593,123	10,943,372	24,662,883	31,761,470	24,519,643	48,379,586	95,567,943	47,449,353	29,707,475	75,068,206	24,460,989	37,741,050	35,917,811	37,557,013	46,745,854	22,888,305	12,346,726	26,991,689	53,962,510	183,940,619	13,087,393	1,080,330	7,183,561	16,744,951	297,637	21,604,584	7,405,070	9,616,264	30,115,674	8,468,014	22,515,299	21,623,560	9,679,109	12,607,976	42,477,297	52,583,270	46,142,895	17,528,381	14,246,990	20,778,553	23,142,302	14,691,705	15,362,666	15,154,608	20,152,616	11,910,438	25,545,009	73,335,425	4,372,033	3,930,931	6,262,597	32,548,053	105,693,432	9,506,117	18,025,679	9,855,597	23,045,751	36,064,629	27,302,383	11,827,453	35,653,777	5,460,955	14,970,915	33,473,822	20,059,311	19,058,620	15,789,873	9,203,166	14,725,802	387,471	14,660,994	21,487,126	96,842,913	60,011,208	64,436,539	30,353,748		35,390,279	26,743,760	20,546,289	30,421,840	31,738,452	33,104,733	42,080,642		46,175,001		61,417,903	16,713,254	16,200,666		10,926,759	13,377,478		4,542,000	23,332,494	27,669,121	17,172,642	220,235	27,265,252	14,864,482	34,004,048	18,440,147	98,880,559	22,573,826	7,406,730	13,645,117	26,911,542	23,687,893	38,394,865	33,907,283	17,570,508	12,283,616	12,021,256	34,114,542	4,749,723	12,587,189	7,608,126	14,750,000	24,845,286	5,974,803	21,719,768	23,170,580	47,091,593	24,083,024	16,474,735	25,574,457	16,731,916	35,414,000	91,485,591	21,952,863	31,841,724	14,324,069	0	19,812,090	10,938,134	6,942,743	11,748,112	12,852,461	21,995,958	19,083,727	16,891,205	228,734,105	32,121,779	50,806,072	49,216,125	94,082,725	190,964,745	138,346,681	22,188,288	12,819,377	190,596,040	44,409,025	35,433,437	22,197,363	14,985,678	40,676,390	40,736,293	12,157,045	0	69,449,740	10,659,702	12,098,784	29,946,419	27,474,388	9,485,006	17,620,879	163,123,022	43,620,057	23,245,834	31,506,082	16,130,079	390,813	3,233,254	3,541,435	5,538,871	5,539,390	9,224,485	3,023,523	10,758,900	30,057,214	18,868,626	4,567,154	28,587,109	49,527,569	23,009,768	3,331,548	16,988,183	12,510,903	0	804,852	4,453,550,234	21,745,595	23,593,194	29,360,452	15,785,509	59,214,129	35,819,022	11,921,815	18,483,642	10,992,751	9,152,518	20,537,359	18,497,683	13,866,379	20,190,252	16,025,041	16,022,110	18,313,645	22,247,278	10,211,159	32,942,531	22,484,240	22,229,836	20,596,281	19,657,554	21,280,039	48,800,339	9,289,074	16,744,643	34,894,898	36,476,207	28,815,766	710,524	16,251,114	29,542,535	41,055,786	21,193,232	15,149,470	18,739,815	28,352,160	51,256,538	39,690,120	26,462,772	25,623,826	25,722,666	15,471,429	16,133,588	23,114,693	15,210,399	22,187,443	38,372,440	35,846,708	158,829,432	22,611,912	21,138,028	27,018,110	31,808,335	21,459,108	13,888,282	2,921,735	34,628,114	41,251,043	35,877,612	26,749,111	83,817,078	33,595,262	90,255,509	44,622,314	40,757,300	12,209,981	57,168,503	51,487,235		24,709,146		29,360,938		18,260,276		59,287,595	45,926,784	17,266,787	59,653,038	35,814,995	77,493,000	14,126,038	94,348,092	13,155,522	10,233,947	61,020,438	15,120,769	31,219,739	34,405,636	19,055,505	109,013,628	28,667,618	52,812,935	63,129,051	68,976,484	41,172,081	34,585,060	73,080,670	14,433,614	7,515,160	8,962,317	13,452,150	31,261,609	30,263,310	38,765,670	29,433,507	31,337,332	5,852,157	32,998,775	18,130,479	24,048,507	32,124,850	337,751	16,780,359	29,999,596	24,147,091	24,967,638	3,000,816	23,670,889	86,178,714	55,031,536	31,881,505	49,838,160	24,619,495	61,916,670	7,810,027	40,874,023	100,696,541	13,382,006	13,859,090	33,656,292	47,677,762	21,113,974	17,120,662	131,986,739	10,806,004	22,998,558	3,629,943	16,735,484	2,006,865	2,006,865	4,512,495	866,325,485	217,648,526	12,574,814	61,575,245	7,173,725	18,812,121	11,955,064	9,158,260	29,561,865	0	17,522,114	23,332,206	12,160,419	13,255,123	17,766,322	15,721,570	7,848,618	20,509,239	18,142,163	11,423,349	12,968,002	130,485,284	15,216,613	23,985,497	38,388,672	43,570,641	99,555,530
Cost Capitalized Subsequent to Acquisition, Land	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	0		0		0	0	0		0	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0		0		0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,365,518,589		950,595,062	0	285,543	163,567	2,032,029	0	732,059	2,501,381	1,953,014	195,058	103,450	2,960,860	282,143	2,359,072	2,814,423	3,182,624	114,675	5,966,954	4,114,611	6,216,049	917,456	1,531,391	2,708,015	2,533,678	740,325	667,419	3,393,449	1,390,256	(5,320)	1,728,604	0	4,556,127	3,646,274	579,531	1,274,495	0	2,010,434	2,157,009	2,622,214	5,445,971	3,585,927	2,605,275	2,576,818	539,590	4,308,670	69,473	1,974,089	20,936,090	13,602,727	1,786,050	0	381,158	1,256,448	1,986,718	3,663,066	3,046,161	2,526,289	2,525,679	2,413,182	3,412,313	2,779,931	0	1,152,551	4,629,268	2,155,601	7,093,468	128,840	1,474,998	1,964,282	622,827	3,818,931	1,990,444	2,298,593	4,652,484	4,994,045	2,245,450	15,120,573	1,690,403	843,037	2,101,199	1,333,483	3,780,696	1,719,926	5,994,235	1,961,290	1,410,030	1,644,476	53,086	3,174,122	1,719,605	3,174,037	6,485,962	4,624,741	3,558,873	513,833	623,523	2,862,866	1,197,789	3,361,988	1,855,750	1,812,434	492,899	1,360,019	1,923,892	756,263	2,239,543	80,545	733,896	2,805,757	748,402	1,048,724	0	3,620,694	3,042,609	7,755,418	1,660,272	2,838,147	1,627,860	1,197,975	21,547	2,692,770	13,968,700	2,944,380	3,329,323	3,594,116	4,881,752	6,567,661	115,519	1,466,728	295,479	2,476,212	2,450,467	3,737,391	125,953	47,318,604	2,002,602	0	79,738	3,244,046	0	2,726,408	1,985,277	2,642,670	2,440,228	2,718,776	2,298,916	2,717,235	3,151,242	1,697,299	237,451	668,419	1,049,654	5,798,143	3,654,124	1,728,818	9,754,730	8,471,887	2,806,978	2,923,629	3,552,434	2,058,043	3,233,758	2,226,097	1,127,901	2,142,057	1,253,022	8,202,985	2,605,905	1,846,801	4,115,467	5,120,583	6,947,750	898,823	5,418,219	3,310,231	11,282,338	936,091	3,529,258	7,145,521	3,210,958	2,188,231	7,514,240	4,702,265	8,935,675	0	2,150,998	2,302,820	14,773,378	3,069,187	587,595	4,740,072		2,762,304	3,364,705	4,744,546	3,698,629	2,938,287	2,070,180	11,945,748		73,615		9,488	4,433,614	7,802,524		48,337	4,637,494		5,418	4,721,183	712,324	7,133	0	2,380,882	84,986	2,195,996	1,212,909	401,052	2,724,959	1,806,846	3,882,711	2,533,589	3,982,057	3,876,633	2,691,106	3,961,145	2,201,030	412,814	2,628,399	0	80,974	2,394,761	254,926	4,006,480	2,878,988	1,434,843	1,252,843	14,017,392	2,738,600	5,779,723	1,870,144	1,608,125	469	27,969,652	1,667,929	2,900,306	2,065,301	0	2,144,175	2,267,480	2,132,610	2,916,135	3,097,192	167,483	3,055,695	3,764,711	567,932	985,669	6,395,983	576,648	1,245,121	4,193,547	5,245,129	231,285	2,124,405	878,314	17,858	105,588	3,530,421	6,271,253	4,115,836	10,948,915	1,295,291	0	86,777	3,584,784	2,967,016	1,310,833	7,638,031	1,000,811	3,744,103	358,369	1,062,632	4,574,728	6,551,967	0	0	256,198	139,793	203,576	212,024	368,292	231,964	361,135	1,524,972	6,221,418	798,960	5,870,235	1,617,923	4,472,213	862,784	1,418,889	5,846,332	79,865,530	0	370,524,330	4,361,591	5,642,404	0	58,895	2,251,542	1,541,765	2,406,495	2,226,056	1,798,509	85,975	687,091	1,018,387	42,240	13,328,327	953,738	264,145	388,646	1,434,998	1,520,927	13,914,331	426,982	1,689,141	9,979,210	6,814,326	362,829	2,046,434	1,388,566	1,179,544	4,402,011	83,706	408,628	229,420	1,150,650	3,653,889	4,105,750	2,040,890	2,620,271	13,007,845	678,371	1,850,357	5,118,992	58,091	117,077	7,947,656	2,040,242	3,534,410	1,520,490	2,970,066	4,922,373	1,136,402	1,658,135	5,787,753	6,365,675	55,704	1,212,853	607,280	582,660	543,271	1,125,390	11,381	458,671	2,584,539	1,935,923	98,458	10,549,292	1,460,656	8,060,048	345,628	254,915	2,403,984	1,343,639		1,732,020		6,457,847		1,748,558		1,148,849	976,950	1,458,706	49,368	11,502,806	39,582	4,122,122	1,739,535	7,235,088	5,864,959	2,652,544	2,267,564	1,645,577	391,668	541,320	5,654,774	2,155,451	1,777,312	2,563,175	3,376,272	1,414,773	702,144	1,396,394	16,614	1,533,725	3,313,332	3,986,562	1,384,451	4,429,051	1,964,604	2,603,453	7,927,865	2,363,300	2,700,719	1,162,983	1,500,506	4,030,481	0	3,712,343	871,524	5,287,141	951,679	766,088	3,797,264	2,422,299	34,830	238,496	3,696,522	8,462,243	1,767,940	33,587	1,753,394	2,232,071	7,962,802	2,013,344	3,630,019	176,250	3,015,763	7,628,748	(263)	1,495,929	843,388	1,484,323	2,745,189	0	0	0	44,399,197	(1,947)	4,122,712	53,017	5,462,325	4,809,646	1,757,641	1,846,036	3,142,792	0	3,394,463	2,722,185	1,556,306	236,867	646,793	1,453,717	1,993,876	3,191,061	2,985,085	1,629,554	186,009	18,886	1,334,954	5,111,877	1,857,343	2,092	(2,216)
Gross Amount Carried at close of period 12/31/2010, Land	4,336,999,983		2,929,343,369	0	9,213,512	9,780,000	7,924,126	12,054,081	30,006,593	39,277,000	28,150,000	32,852,000	28,170,659	22,611,600	65,352,706	553,105	3,663,473	5,500,000	2,448,000	2,594,264	3,576,000	3,808,823	5,000,000	1,788,943	5,481,556	6,990,000	7,600,000	5,686,861	2,978,879	31,682,754	63,158	1,344,000	13,908,910	1,503,000	2,592,000	401,091	928,972	1,100,564	2,160,000	2,736,000	2,450,800	1,924,900	10,000,000	3,421,535	5,616,000	1,820,000	1,353,100	3,700,000	1,818,000	8,993,411	756,300	2,044,000	14,791,831	8,190,000	6,440,800	891,000	6,615,467	3,521,300	2,030,950	3,001,700	2,028,939	1,580,500	12,600,000	14,800,000	2,277,000	2,807,600	1,561,200	3,156,600	12,009,630	7,000,000	1,609,800	498,080	4,742,200	2,966,400	7,801,824	1,481,050	1,808,900	19,433,000	14,855,000	9,359,750	15,000,000	5,560,000	1,500,192	9,360,000	20,000,000	6,000,000	1,370,843	1,129,018	626,637	80,000	0	18,144,000	1,896,600	2,228,200	2,306,100	6,796,511	19,845,000	911,534	1,220,000	7,772,000	319,180	10,806,000	1,119,200	6,895,000	1,209,705	1,546,700	583,679	2,229,095	0	10,080,000	11,823,840	23,420,000	5,148,500	100,000	1,597,500	1,075,700	15,000,000	1,650,237	1,217,349	14,100,000	8,460,000	3,306,286	19,200,000	28,895,200	6,000,000	13,642,420	23,520,000	17,900,000	27,246,045	9,000,000	6,330,000	6,469,230	3,521,900	2,016,000	3,050,133	73,170,045	53,164,160	1,454,048	15,261,108	2,240,000	1,861,200	12,542,418	6,888,500	821,200	3,200,000	3,400,000	2,880,000	7,039,313	2,432,000	5,190,700	670,470	4,120,800	8,500,000	15,800,000	1,843,200	1,513,500	9,360,000	15,000,000	5,527,800	1,706,900	1,683,800	20,240,000	5,111,200	2,838,749	14,752,034	480,600	1,299,100	2,186,300	4,801,500	38,400,000	1,055,800	40,504,000	37,600,000	52,654,000	15,420,000	3,033,500	6,246,700	4,969,200	816,922	1,664,300	35,100,000	2,228,800	1,386,000	1,754,200	1,022,200	7,454,900	0	3,572,400	8,640,000	22,487,006	13,500,000	32,000,000	13,320,000		14,700,000	6,640,000	2,272,800	2,355,509	3,926,600	4,500,000	4,670,850		6,975,705		15,546,376	1,857,400	2,521,500		2,000,000	1,492,750		2,458,000	3,520,400	3,144,056	4,310,417	2,089,388	3,475,114	2,268,160	11,809,500	4,615,702	118,669,441	3,325,517	2,300,000	1,988,000	3,888,000	2,800,000	4,110,000	4,560,000	1,951,600	1,364,800	2,500,000	7,696,095	659,165	3,360,000	1,815,000	3,750,000	2,760,400	663,800	6,000,000	12,000,000	18,313,414	8,900,000	1,831,100	10,560,000	1,781,600	16,836,000	78,278,200	3,380,000	2,361,922	6,936,600	18,200,000	5,680,000	1,215,200	4,810,644	1,757,438	1,424,700	4,162,543	3,152,000	1,876,700	27,812,384	6,280,000	39,410,000	10,900,000	103,539,100	139,933,500	144,968,250	8,800,000	873,000	9,403,960	10,590,975	10,350,000	2,884,447	1,665,100	4,519,700	4,525,800	1,341,796	51,000,000	15,550,260	1,496,913	1,960,000	5,040,000	20,700,000	1,418,893	3,648,000	469,546	14,568,000	7,000,000	3,501,900	29,977,725	0	1,785,000	1,955,000	3,060,000	3,060,000	5,100,000	1,530,000	4,505,000	8,000,000	2,822,618	683,215	10,000,000	18,561,000	9,729,900	498,377	8,550,600	1,326,000	0	0	1,192,346,786	3,252,993	25,000,000	5,839,548	5,550,000	24,310,000	9,900,000	900,600	9,057,300	4,685,900	1,642,000	7,000,000	12,960,000	3,439,000	11,760,000	2,626,000	4,377,000	3,813,000	9,991,500	3,600,400	2,781,300	4,800,000	4,800,000	2,288,300	3,603,400	3,800,000	5,900,000	3,397,100	5,220,000	4,803,100	6,863,792	5,790,000	101,451	1,442,212	1,505,219	15,000,000	9,606,600	2,594,000	2,082,095	9,520,000	7,560,000	6,510,200	7,817,000	7,113,000	9,209,780	1,722,400	2,339,330	6,000,000	7,507,000	2,467,200	4,365,000	3,990,000	59,900,000	2,512,500	5,425,000	9,245,000	10,800,000	6,800,000	2,732,800	437,072	10,752,145	0	7,202,000	5,977,504	16,382,822	5,928,400	20,880,000	4,928,500	13,740,000	8,540,000	12,858,693	17,200,000		8,400,000		8,160,000		1,662,332		28,560,000	12,700,000	3,455,000	0	3,966,500	38,607,000	4,807,100	4,000,159	10,000,000	854,133	23,400,000	835,217	10,150,000	13,500,000	3,573,621	102,163,000	8,330,000	10,500,000	15,804,057	11,918,917	10,369,400	6,500,000	16,345,000	2,161,840	1,124,217	1,340,702	2,012,350	20,000,000	7,000,000	5,450,295	7,209,873	3,342,381	630,411	8,750,000	5,490,000	7,503,400	10,000,000	0	2,481,821	4,810,000	8,000,000	10,500,000	415,812	2,890,450	24,360,000	15,568,464	7,590,000	12,000,000	2,108,295	28,600,000	2,736,000	9,720,000	17,492,000	1,351,785	3,166,411	12,650,000	7,059,230	2,274,121	1,890,200	22,898,848	1,616,505	5,310,000	538,483	6,631,400	11,923,324	11,923,324	15,617,709	194,692,119	40,099,922	4,507,100	6,882,467	796,800	5,425,000	4,869,448	1,017,400	6,105,000	18,875,631	2,490,000	6,945,000	4,305,000	2,800,000	6,370,000	5,460,000	3,057,100	5,345,000	4,550,000	1,512,000	4,400,000	18,539,817	5,500,000	2,662,900	5,055,000	2,400,887	27,383,547
Investment in Real Estate, Gross	15,365,371,009		9,626,059,268	27,382,360	36,844,732	89,843,567	25,634,592	2,652,636	114,745,844	25,528,365	140,553,014	43,335,609	239,335,544	80,453,031	66,029,437	6,056,468	23,986,809	31,783,420	8,213,785	39,009,352	30,236,520	35,538,292	18,702,844	13,971,394	54,366,755	18,274,503	28,177,564	26,737,959	24,034,782	122,486,041	243,609	11,394,051	801,101	24,118,023	21,636,710	3,260,741	7,484,483	792,509	15,357,983	10,091,078	9,535,416	22,770,564	54,953,840	18,314,128	26,062,709	10,068,488	16,483,843	19,032,058	26,463,760	48,237,142	8,166,907	14,152,882	11,026,473	29,275,438	21,249,908	17,476,439	18,492,401	19,304,095	15,143,036	20,204,607	14,879,310	17,627,757	34,249,582	37,874,719	16,809,438	29,899,862	7,912,423	35,508,067	44,536,817	29,129,814	12,797,036	3,952,387	24,091,823	12,560,654	39,246,769	18,042,733	21,268,406	59,061,716	72,687,209	31,230,053	34,037,613	22,040,523	20,614,882	33,485,932	66,510,776	25,966,418	11,125,094	8,957,286	7,409,494	1,339,225	47,775,122	48,287,546	20,244,832	26,542,232	16,688,756	23,808,265	73,849,749	6,716,941	13,873,593	18,062,058	15,875,455	32,191,080	11,888,278	19,476,496	14,496,922	9,698,568	4,658,037	19,067,696	19,956,402	38,260,808	34,796,727	70,853,378	42,197,841	0	17,988,558	12,842,939	32,090,967	21,253,395	13,781,519	26,290,743	32,959,445	24,541,190	51,072,356	109,536,643	50,393,733	33,036,798	78,662,322	29,342,741	44,308,711	36,033,330	39,023,741	47,041,333	25,364,517	14,797,193	30,729,080	54,088,463	231,259,223	15,089,995	1,080,330	7,263,299	19,988,997	297,637	24,330,992	9,390,347	12,258,934	32,555,902	11,186,790	24,814,215	24,340,795	12,830,351	14,305,275	42,714,748	53,251,689	47,192,549	23,326,524	17,901,114	22,507,371	32,897,032	23,163,592	18,169,644	18,078,237	23,705,050	13,968,481	28,778,767	75,561,522	5,499,934	6,072,988	7,515,619	40,751,038	108,299,337	11,352,918	22,141,146	14,976,180	29,993,501	36,963,452	32,720,602	15,137,684	46,936,115	6,397,046	18,500,173	40,619,343	23,270,269	21,246,851	23,304,113	13,905,431	23,661,477	387,471	16,811,992	23,789,946	111,616,291	63,080,395	65,024,134	35,093,820		38,152,583	30,108,465	25,290,835	34,120,469	34,676,739	35,174,913	54,026,390		46,248,616		61,427,391	21,146,868	24,003,190		10,975,096	18,014,972		4,547,418	28,053,677	28,381,445	17,179,775	220,235	29,646,134	14,949,468	36,200,044	19,653,056	99,281,611	25,298,785	9,213,576	17,527,828	29,445,131	27,669,950	42,271,498	36,598,389	21,531,653	14,484,646	12,434,070	36,742,941	4,749,723	12,668,163	10,002,887	15,004,926	28,851,766	8,853,791	23,154,611	24,423,423	61,108,985	26,821,624	22,254,458	27,444,601	18,340,041	35,414,469	119,455,243	23,620,792	34,742,030	16,389,370	0	21,956,265	13,205,614	9,075,353	14,664,247	15,949,653	22,163,441	22,139,422	20,655,916	229,302,037	33,107,448	57,202,055	49,762,773	95,327,846	195,158,292	143,591,810	22,419,573	14,943,782	191,474,354	44,426,883	35,539,025	25,727,784	21,256,931	44,792,226	51,685,208	13,452,336	0	69,536,517	14,244,486	15,065,800	31,257,252	35,112,419	10,485,817	21,364,982	163,481,391	44,682,689	27,820,562	38,057,779	16,130,079	390,813	3,489,452	3,681,228	5,742,447	5,751,414	9,592,777	3,255,487	11,120,035	31,582,186	25,090,044	5,366,114	34,457,344	51,145,492	27,481,981	4,194,332	18,407,072	18,357,235	79,865,530	804,852	4,824,074,564	26,107,186	29,235,598	29,360,452	15,844,404	61,465,671	37,360,787	14,328,310	20,709,698	12,791,260	9,238,493	21,224,450	19,516,070	13,908,619	33,518,579	16,978,779	16,286,255	18,702,291	23,682,276	11,732,086	46,856,862	22,911,222	23,918,977	30,575,491	26,471,880	21,642,868	50,486,773	10,677,640	17,924,187	39,296,909	36,559,913	29,224,394	939,944	17,401,764	33,196,424	45,161,536	23,234,122	17,769,741	31,747,660	29,030,531	53,106,895	44,809,112	26,520,863	25,740,903	33,670,322	17,511,671	19,667,998	24,653,183	18,180,465	27,109,816	39,508,842	37,504,843	164,617,185	28,977,587	21,193,732	28,230,963	32,415,615	22,041,768	14,431,553	4,047,125	34,639,495	41,709,714	38,462,151	28,685,034	83,915,536	44,144,554	91,716,165	52,682,362	41,102,928	12,464,896	59,572,487	52,830,874		26,441,166		35,818,785		20,008,834		60,436,444	46,903,734	18,725,493	59,702,406	47,317,801	77,532,582	18,248,160	96,087,627	20,390,610	16,098,906	63,672,982	17,388,333	32,865,316	34,797,304	19,596,825	114,668,402	30,823,069	54,590,247	65,692,226	72,352,756	42,586,854	35,287,204	74,477,064	14,450,228	9,048,885	12,275,649	17,438,712	32,646,060	34,692,361	40,730,274	32,036,960	39,265,197	8,215,457	35,699,494	19,293,462	25,549,013	36,155,331	337,751	20,492,702	30,871,120	29,434,232	25,919,317	3,766,904	27,468,153	88,601,013	55,066,366	32,120,001	53,534,682	33,081,738	63,684,610	7,843,614	42,627,417	102,928,612	21,344,808	15,872,434	37,286,311	47,854,012	24,129,737	24,749,410	131,986,476	12,301,933	23,841,946	5,114,266	19,480,673	2,006,865	2,006,865	4,512,495	910,724,682	217,646,579	16,697,526	61,628,262	12,636,050	23,621,767	13,712,705	11,004,296	32,704,657	0	20,916,577	26,054,391	13,716,725	13,491,990	18,413,115	17,175,287	9,842,494	23,700,300	21,127,248	13,052,903	13,154,011	130,504,170	16,551,567	29,097,374	40,246,015	43,572,733	99,553,314
Total	19,702,370,992		12,555,402,637	27,382,360	46,058,244	99,623,567	33,558,718	14,706,717	144,752,437	64,805,365	168,703,014	76,187,609	267,506,203	103,064,631	131,382,143	6,609,573	27,650,282	37,283,420	10,661,785	41,603,616	33,812,520	39,347,115	23,702,844	15,760,337	59,848,311	25,264,503	35,777,564	32,424,820	27,013,661	154,168,792	306,767	12,738,051	14,710,011	25,621,023	24,228,710	3,661,832	8,413,455	1,893,073	17,517,983	12,827,078	11,986,216	24,695,464	64,953,840	21,735,663	31,678,709	11,888,488	17,836,943	22,732,058	28,281,760	57,230,553	8,923,207	16,196,882	25,818,304	37,465,438	27,690,708	18,367,439	25,107,868	22,825,395	17,173,986	23,206,307	16,908,249	19,208,257	46,849,582	52,674,719	19,086,438	32,707,462	9,473,623	38,664,337	56,546,447	36,129,814	14,406,836	4,450,467	28,834,023	15,527,054	47,048,593	19,523,783	23,077,306	78,494,716	87,542,209	40,589,803	49,037,613	27,600,523	22,115,074	42,845,932	86,510,776	31,966,418	12,495,937	10,086,304	8,036,131	1,419,225	47,775,122	66,431,546	22,141,432	28,770,432	18,994,856	30,604,776	93,694,749	7,628,475	15,057,593	25,834,058	16,194,635	42,997,080	13,007,478	26,371,496	15,706,627	11,245,268	5,241,716	21,296,791	19,956,402	48,340,808	46,620,567	94,255,378	47,346,341	100,000	19,586,058	13,918,639	47,090,967	22,903,632	14,998,868	40,390,743	41,419,445	27,847,476	70,272,356	138,431,843	56,393,733	46,679,218	102,182,322	47,242,741	71,554,756	45,033,330	45,353,741	53,510,563	28,886,417	16,813,193	33,779,213	127,258,508	284,423,383	16,544,043	16,341,438	9,503,299	21,850,197	12,840,055	31,219,492	10,211,547	15,458,934	35,955,902	14,066,790	31,853,528	26,772,795	18,021,051	14,975,745	46,835,548	61,751,689	62,992,549	25,169,724	19,414,614	31,867,371	47,897,032	28,691,392	19,876,544	19,762,037	43,945,050	19,079,681	31,617,516	90,313,556	5,980,534	7,372,088	9,701,919	45,552,538	146,699,337	12,408,718	62,645,146	52,576,180	82,647,501	52,383,452	35,754,102	21,384,384	51,905,315	7,213,968	20,164,473	75,719,343	25,499,069	22,632,851	25,058,313	14,927,631	31,116,377	387,471	20,384,392	32,429,946	134,103,297	76,580,395	97,024,134	48,413,820		52,852,583	36,748,465	27,563,635	36,475,978	38,603,339	39,674,913	58,697,240		53,224,321		76,973,767	23,004,268	26,524,690		12,975,096	19,507,722		7,005,418	31,574,077	31,525,501	21,490,192	2,309,623	33,121,248	17,217,628	48,009,544	24,268,758	217,951,052	28,624,302	11,513,576	19,515,828	33,333,131	30,469,950	46,381,498	41,158,389	23,483,253	15,849,446	14,934,070	44,439,036	5,408,888	16,028,163	11,817,887	18,754,926	31,612,166	9,517,591	29,154,611	36,423,423	79,422,399	35,721,624	24,085,558	38,004,601	20,121,641	52,250,469	197,733,443	27,000,792	37,103,952	23,325,970	18,200,000	27,636,265	14,420,814	13,885,997	16,421,685	17,374,353	26,325,984	25,291,422	22,532,616	257,114,421	39,387,448	96,612,055	60,692,773	198,866,946	335,091,792	288,560,060	31,219,573	15,816,782	200,878,314	55,017,858	45,889,025	28,612,231	22,922,031	49,311,926	56,211,008	14,794,132	51,000,000	85,086,777	15,741,399	17,025,800	36,297,252	55,812,419	11,904,710	25,012,982	163,950,937	59,250,989	34,820,562	41,559,679	46,107,804	390,813	5,274,452	5,636,228	8,802,447	8,811,414	14,692,777	4,785,487	15,625,035	39,582,186	27,912,662	6,049,329	44,457,344	69,706,492	37,211,881	4,692,709	26,957,672	19,683,235	79,865,530	804,852	6,016,421,350	29,360,179	54,235,598	35,200,000	21,394,404	85,775,671	47,260,787	15,228,910	29,766,998	17,477,160	10,880,493	28,224,450	32,476,070	17,347,619	45,278,579	19,604,779	20,663,255	22,515,291	33,673,776	15,332,486	49,638,162	27,711,222	28,718,977	32,863,791	30,075,280	25,442,868	56,746,773	14,074,740	23,144	44,100,009	43,423,705	35,014,394	1,041,395	18,843,976	34,701,643	60,161,536	32,840,722	20,363,741	33,829,755	38,550,531	60,666,895	51,319,312	34,337,863	32,853,903	42,880,102	19,234,071	22,007,328	30,635,183	25,687,465	29,577,016	43,873,842	41,494,843	224,517,185	31,490,087	26,618,732	37,475,963	43,215,615	28,841,768	17,164,353	4,484,197	45,391,640	41,709,714	45,664,151	34,662,538	100,298,358	50,072,954	112,596,165	57,610,862	54,842,928	21,004,896	72,431,180	70,030,874		34,841,166		43,978,785		21,671,166		88,996,444	59,603,734	22,180,493	59,702,406	51,284,301	116,139,582	23,055,260	100,087,786	30,390,610	16,953,039	87,072,982	18,223,550	43,015,316	48,297,304	23,170,446	216,831,402	39,153,069	65,090,247	81,496,283	84,271,673	52,956,254	41,787,204	90,822,064	16,612,068	10,173,102	13,616,351	19,451,062	52,646,060	41,692,361	46,180,569	39,246,833	42,607,578	8,845,868	44,449,494	24,783,462	33,052,413	46,155,331	337,751	22,974,523	35,681,120	37,434,232	36,419,317	4,182,716	30,358,603	112,961,013	70,634,830	39,710,001	65,534,682	35,190,033	92,284,610	10,579,614	52,347,417	120,420,612	22,696,593	19,038,845	49,936,311	54,913,242	26,403,858	26,639,610	154,885,324	13,918,438	29,151,946	5,652,749	26,112,073	13,930,189	13,930,189	20,130,204	1,105,416,801	257,746,501	21,204,626	68,510,729	13,432,850	29,046,767	18,582,153	12,021,696	38,809,657	18,875,631	23,406,577	32,999,391	18,021,725	16,291,990	24,783,115	22,635,287	12,899,594	29,045,300	25,677,248	14,564,903	17,554,011	149,043,987	22,051,567	31,760,274	45,301,015	45,973,620	126,936,861
Accumulated Depreciation	(4,337,356,641)		(2,847,912,228)	0	(7,702,999)	(7,954,463)	(7,213,204)	0	(21,822,792)	(5,980,711)	(4,494,218)	(9,485,348)	(6,599,249)	(17,989,358)	(8,432,644)	(2,794,784)	(11,190,829)	(8,171,582)	(1,300,791)	(18,806,334)	(13,268,213)	(15,974,356)	(4,583,891)	(4,990,349)	(12,931,360)	(6,000,104)	(7,029,980)	(7,277,028)	(11,641,771)	(23,933,139)	0	(5,284,608)	0	(11,324,915)	(10,340,427)	(1,301,744)	(3,030,004)	0	(6,560,719)	(4,847,243)	(4,965,160)	(13,879,083)	(15,384,028)	(7,023,656)	(9,857,007)	(3,186,170)	(9,303,425)	(2,175,442)	(11,447,801)	(22,479,872)	(4,244,605)	(6,515,656)	0	(5,939,746)	(5,161,465)	(8,016,743)	(3,530,065)	(9,895,369)	(7,815,215)	(9,321,082)	(7,286,220)	(9,537,809)	(9,526,032)	(10,138,327)	(5,710,162)	(17,364,294)	(4,270,769)	(17,536,796)	(5,032,304)	(7,889,517)	(6,455,552)	(1,678,930)	(11,726,867)	(5,858,484)	(3,116,754)	(10,220,322)	(10,622,403)	(7,973,317)	(36,608,983)	(7,327,341)	(8,268,775)	(7,511,989)	(9,498,305)	(9,625,684)	(15,486,015)	(12,839,143)	(4,317,329)	(3,473,400)	(4,492,269)	(389,957)	(12,598,590)	(9,535,678)	(10,411,240)	(12,580,475)	(7,467,775)	(6,922,485)	(10,600,450)	(2,669,219)	(8,334,268)	(2,088,921)	(9,682,288)	(8,142,603)	(6,014,780)	(5,168,705)	(6,803,317)	(5,039,618)	(1,793,920)	(7,067,157)	(2,819,615)	(7,925,678)	(7,688,227)	(16,184,367)	(10,223,470)	0	(10,893,191)	(8,082,539)	(8,103,335)	(9,860,515)	(7,994,662)	(5,165,397)	(7,409,728)	(2,038,084)	(12,387,179)	(51,916,782)	(16,239,415)	(9,100,501)	(17,301,402)	(7,519,945)	(15,348,539)	(4,435,319)	(9,805,338)	(10,789,289)	(11,200,145)	(7,062,512)	(14,499,829)	(7,505,448)	(97,449,615)	(8,825,354)	0	(1,234,564)	(9,702,938)	0	(11,834,160)	(4,980,064)	(1,957,800)	(13,072,220)	(5,505,405)	(8,485,263)	(10,820,242)	(5,623,277)	(6,740,861)	(4,141,764)	(8,972,618)	(10,341,684)	(14,229,754)	(10,571,731)	(8,256,285)	(9,909,101)	(9,697,063)	(9,627,790)	(9,624,230)	(5,665,262)	(6,514,987)	(13,599,381)	(19,377,834)	(3,295,398)	(3,277,788)	(3,549,205)	(20,808,476)	(23,469,327)	(5,866,485)	(4,773,963)	(3,867,865)	(6,372,704)	(9,407,101)	(17,933,416)	(7,795,045)	(22,196,279)	(2,475,515)	(11,225,249)	(10,641,111)	(11,847,168)	(9,567,266)	(12,612,882)	(7,140,443)	(11,497,857)	0	(7,854,366)	(8,794,584)	(47,349,520)	(16,723,806)	(12,202,034)	(12,325,089)		(10,327,370)	(10,964,932)	(13,575,380)	(16,314,043)	(13,635,911)	(10,813,863)	(31,532,339)		(4,628,114)		(339)	(11,462,162)	(11,693,111)		(1,278,875)	(10,299,256)		(332,879)	(13,452,026)	(7,401,808)	(614,973)	0	(12,339,194)	(1,125,268)	(14,118,993)	(6,078,818)	(12,970,964)	(9,670,355)	(4,117,696)	(7,780,869)	(12,979,307)	(12,197,653)	(18,443,292)	(15,830,427)	(11,635,146)	(7,934,560)	(2,576,867)	(10,138,404)	0	(1,947,404)	(4,923,278)	(2,039,282)	(14,437,537)	(4,849,519)	(6,340,966)	(5,113,176)	(21,027,176)	(11,637,233)	(12,404,671)	(10,001,263)	(8,137,578)	(227,411)	(30,881,457)	(9,657,421)	(16,082,432)	(7,489,798)	0	(7,512,645)	(6,703,659)	(4,231,400)	(5,733,897)	(7,701,759)	(2,484,576)	(10,946,251)	(12,425,399)	(15,770,134)	(7,923,623)	(21,654,115)	(10,492,949)	(20,098,341)	(39,008,991)	(30,420,203)	(5,828,856)	(6,429,174)	(2,779,752)	(2,028,003)	(6,273,594)	(12,649,439)	(12,286,928)	(21,310,226)	(30,191,450)	(6,225,002)	0	(5,267,387)	(6,711,046)	(7,417,680)	(9,793,049)	(9,030,796)	(3,879,487)	(9,435,056)	(15,522,448)	(6,046,012)	(8,289,817)	(19,228,990)	0	0	(1,324,557)	(1,307,577)	(2,045,237)	(2,039,061)	(3,414,998)	(1,182,625)	(3,377,984)	(7,060,939)	(10,446,769)	(2,013,478)	(9,463,894)	(8,441,759)	(12,645,672)	(1,635,504)	(8,148,131)	(10,821,201)	(61,109,987)	0	(1,346,626,508)	(9,147,568)	(8,614,636)	0	(2,806,816)	(23,124,504)	(8,232,441)	(7,347,971)	(9,184,819)	(6,000,939)	(1,437,190)	(6,239,094)	(4,132,155)	(2,287,866)	(13,414,974)	(4,541,961)	(2,735,637)	(4,995,318)	(10,266,159)	(5,075,082)	(24,687,359)	(4,507,742)	(4,773,188)	(16,480,043)	(12,856,433)	(5,029,405)	(11,438,821)	(4,562,296)	(4,248,578)	(18,210,852)	(2,707,002)	(6,452,888)	(395,244)	(7,322,122)	(15,485,956)	(11,315,474)	(9,971,049)	(8,074,935)	(17,756,307)	(7,308,841)	(12,304,895)	(19,894,444)	(4,506,280)	(4,345,971)	(10,662,848)	(8,300,938)	(8,107,522)	(6,872,649)	(8,456,557)	(16,164,084)	(6,846,735)	(6,529,493)	(34,944,472)	(15,770,720)	(3,965,879)	(5,306,819)	(7,307,875)	(4,883,071)	(3,798,957)	(1,826,858)	(3,455,525)	(6,759,707)	(12,221,817)	(8,587,844)	(2,774,628)	(19,375,802)	(18,368,568)	(24,944,534)	(7,630,442)	(2,757,191)	(17,116,835)	(11,391,642)		(9,562,693)		(13,974,022)		(9,432,301)		(14,871,085)	(11,299,701)	(7,870,337)	(4,118,730)	(21,425,003)	(3,084,091)	(8,527,802)	(22,321,947)	(6,289,524)	(8,498,045)	(17,959,221)	(8,395,148)	(8,729,820)	(9,307,693)	(5,354,911)	(18,284,019)	(11,251,895)	(14,249,748)	(19,948,034)	(17,772,440)	(10,871,457)	(10,058,015)	(15,486,334)	(1,072,947)	(3,757,339)	(5,297,121)	(7,305,093)	(7,272,584)	(11,606,796)	(11,009,808)	(8,514,514)	(21,583,314)	(5,129,095)	(8,900,049)	(6,957,885)	(11,490,634)	(11,194,003)	0	(8,697,220)	(7,656,545)	(7,934,618)	(6,210,078)	(1,622,076)	(13,674,820)	(19,521,198)	(1,956,133)	(7,731,307)	(17,861,336)	(18,128,350)	(13,155,998)	(1,392,156)	(11,365,288)	(24,014,273)	(14,368,306)	(7,739,644)	(11,205,924)	(8,609,805)	(11,495,261)	(15,003,057)	(185)	(4,379,593)	(6,016,094)	(2,071,249)	(9,005,733)	0	0	0	(142,817,905)	0	(7,309,912)	(5,846,831)	(7,894,112)	(8,225,808)	(6,531,026)	(5,587,555)	(10,694,009)	0	(8,158,317)	(8,961,365)	(5,210,415)	(3,232,493)	(3,777,603)	(6,797,434)	(4,301,654)	(7,741,356)	(6,970,045)	(6,274,752)	(2,422,470)	(6,908,776)	(3,992,519)	(16,423,796)	(10,264,218)	(2,218,030)	(3,497,205)	(142,817,905)
Investment in Real Estate Net	15,365,014,351		9,707,490,409	27,382,360	38,355,245	91,669,104	26,345,514	14,706,717	122,929,645	58,824,654	164,208,796	66,702,261	260,906,954	85,075,273	122,949,499	3,814,789	16,459,453	29,111,838	9,360,994	22,797,282	20,544,307	23,372,759	19,118,953	10,769,988	46,916,951	19,264,399	28,747,584	25,147,792	15,371,890	130,235,656	306,767	7,453,443	14,710,011	14,296,108	13,888,283	2,360,088	5,383,451	1,893,073	10,957,264	7,979,835	7,021,056	10,816,381	49,569,812	14,712,007	21,821,702	8,702,318	8,533,518	20,556,616	16,833,959	34,750,681	4,678,602	9,681,226	25,818,304	31,525,692	22,529,243	10,350,696	21,577,803	12,930,026	9,358,771	13,885,225	9,622,029	9,670,448	37,323,550	42,536,392	13,376,276	15,343,168	5,202,854	21,127,871	51,514,143	28,240,297	7,951,284	2,771,537	17,107,156	9,668,570	43,931,839	9,303,461	12,454,903	70,521,399	50,933,226	33,262,462	40,768,838	20,088,534	12,616,769	33,220,248	71,024,761	19,127,275	8,178,608	6,612,904	3,543,862	1,029,268	35,176,532	56,895,868	11,730,192	16,189,957	11,527,081	23,682,291	83,094,299	4,959,256	6,723,325	23,745,137	6,512,347	34,854,477	6,992,698	21,202,791	8,903,310	6,205,650	3,447,796	14,229,634	17,136,787	40,415,130	38,932,340	78,071,011	37,122,871	100,000	8,692,867	5,836,100	38,987,632	13,043,117	7,004,206	35,225,346	34,009,717	25,809,392	57,885,177	86,515,061	40,154,318	37,578,717	84,880,920	39,722,796	56,206,217	40,598,011	35,548,403	42,721,274	17,686,272	9,750,681	19,279,384	119,753,060	186,973,768	7,718,689	16,341,438	8,268,735	1,247,259	12,840,055	19,385,332	5,231,483	13,501,134	22,883,682	8,561,385	23,368,265	15,952,553	12,397,774	8,234,884	42,693,784	52,779,071	52,650,865	10,939,970	8,842,883	23,611,086	37,987,931	18,994,329	10,248,754	10,137,807	38,279,788	12,564,694	18,018,135	70,935,722	2,685,136	4,094,300	6,152,714	24,744,062	123,230,010	6,542,233	57,871,183	48,708,315	76,274,797	42,976,351	17,820,686	13,589,339	29,709,036	4,738,453	8,939,224	65,078,232	13,651,901	13,065,585	12,445,431	7,787,188	19,618,520	387,471	12,530,026	23,635,362	86,753,777	59,856,589	84,822,100	36,088,731		42,525,213	25,783,533	13,988,255	20,161,935	24,967,428	28,861,050	27,164,901		48,596,207		76,973,428	11,542,106	14,831,579		11,696,221	9,208,466		6,672,539	18,122,051	24,123,693	20,875,219	2,309,623	20,782,054	16,092,360	33,890,551	18,189,940	204,980,088	18,953,947	7,395,880	11,734,959	20,353,824	18,272,297	27,938,206	25,327,962	11,848,107	7,914,886	12,357,203	34,300,632	5,408,888	14,080,759	6,894,609	16,715,644	17,174,629	4,668,072	22,813,645	31,310,247	58,395,223	24,084,391	11,680,887	28,003,338	11,984,063	52,023,058	166,851,986	17,343,371	21,021,520	15,836,172	18,200,000	20,123,620	7,717,155	9,654,597	10,687,788	9,672,594	23,841,408	14,345,171	10,107,217	241,344,287	31,463,825	74,957,940	50,199,824	178,768,605	296,082,801	258,139,857	25,390,717	9,387,608	198,098,562	52,989,855	39,615,413	15,962,792	10,635,103	28,001,700	26,019,558	8,569,130	51,000,000	79,819,390	9,030,353	9,608,120	26,504,203	46,781,623	8,025,223	15,577,926	148,428,489	53,204,677	26,530,745	22,330,689	46,107,804	390,813	3,949,895	4,328,651	6,757,210	6,772,353	11,277,779	3,602,862	12,247,051	32,521,247	17,465,893	4,035,851	34,993,450	61,264,733	24,566,209	3,057,205	18,809,541	8,862,034	18,755,543	804,852	4,669,794,842	20,212,611	45,620,962	35,200,000	18,587,588	62,651,167	39,028,346	7,880,939	20,582,179	11,476,221	9,443,303	21,985,356	28,343,915	15,095,753	31,863,605	15,062,818	17,927,618	17,519,973	23,407,617	10,257,404	24,950,803	23,203,480	23,945,789	16,383,748	17,218,847	20,413,463	45,307,952	9,512,444	18,895,609	25,889,157	40,716,703	28,561,506	646,151	11,521,854	19,215,687	48,846,062	22,869,673	12,288,806	16,073,448	31,241,690	48,362,000	31,424,868	29,831,583	28,507,932	32,217,254	10,933,133	13,899,806	23,762,534	17,230,908	13,412,932	37,027,107	34,965,350	189,572,713	15,719,367	22,652,853	32,169,144	35,907,740	23,958,697	13,365,396	2,657,339	41,936,115	34,950,007	33,442,334	26,074,694	97,523,730	30,697,152	94,227,597	32,666,328	47,212,486	18,247,705	55,314,345	58,639,232		25,278,473		30,004,763		12,238,865		74,125,359	48,304,033	14,310,156	55,583,676	29,859,298	113,055,491	14,527,458	77,765,839	24,101,086	8,454,994	69,113,761	9,828,402	34,285,496	38,989,611	17,815,535	198,547,383	27,901,174	50,840,499	61,548,249	66,499,233	42,084,797	31,729,189	75,335,730	15,539,121	6,415,763	8,319,230	12,145,969	45,373,476	30,085,565	35,170,761	30,732,319	21,024,264	3,716,773	35,549,445	17,825,577	21,561,779	34,961,328	337,751	14,277,303	28,024,575	29,499,614	30,209,239	2,560,640	16,683,783	93,439,815	68,678,697	31,978,694	47,673,346	17,061,683	79,128,612	9,187,458	40,982,129	96,406,339	8,328,287	11,299,201	38,730,387	46,303,437	14,908,597	11,636,553	154,885,139	9,538,845	23,135,852	3,581,500	17,106,340	13,930,189	13,930,189	20,130,204	962,598,896	257,746,501	13,894,714	62,663,898	5,538,738	20,820,959	12,051,127	6,434,141	28,115,648	18,875,631	15,248,260	24,038,026	12,811,310	13,059,497	21,005,512	15,837,853	8,597,940	21,303,944	18,707,203	8,290,151	15,131,541	142,135,211	18,059,048	15,336,478	35,036,797	43,755,590	123,439,656
Encumbrances	$ 4,762,895,885	$ 1,417,683,780	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0		$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,595,245,052	$ 3,059,026	$ 20,000,000	$ 20,886,508	$ 9,920,000	$ 0	$ 28,880,000	$ 10,705,000	$ 0	$ 0	$ 3,200,000	$ 22,779,715	$ 19,850,000	$ 8,585,000	$ 26,134,010	$ 0	$ 8,290,000	$ 11,143,586	$ 12,800,000	$ 0	$ 31,680,000	$ 13,748,202	$ 13,302,929	$ 0	$ 31,921,089	$ 15,557,428	$ 25,300,790	$ 0	$ 12,000,000	$ 0	$ 23,503,206	$ 0	$ 260,117	$ 0	$ 0	$ 32,097,598	$ 0	$ 0	$ 0	$ 0	$ 0	$ 34,595,000	$ 16,215,000	$ 14,630,000	$ 14,970,000	$ 18,893,440	$ 619,538	$ 28,890,000	$ 10,975,000	$ 19,700,000	$ 0	$ 0	$ 125,926,373	$ 46,517,800	$ 19,320,000	$ 0	$ 28,150,164	$ 14,947,792	$ 8,020,000	$ 1,208,416	$ 28,260,000	$ 25,940,000	$ 28,342,496	$ 24,980,280	$ 49,160,870	$ 0	$ 57,029,000	$ 19,195,000	$ 0	$ 16,650,000	$ 69,312,259	$ 0		$ 0		$ 0		$ 0		$ 55,091,000	$ 40,960,036	$ 17,858,854	$ 45,046,469	$ 57,428,472	$ 70,668,409	$ 0	$ 76,862,000	$ 12,487,301	$ 9,600,000	$ 41,154,036	$ 0	$ 0	$ 32,785,701	$ 0	$ 17,473,846	$ 23,275,000	$ 0	$ 84,778,876	$ 66,470,000	$ 29,160,000	$ 0	$ 0	$ 10,499,494	$ 1,440,865	$ 2,217,176	$ 4,645,763	$ 32,900,000	$ 36,610,000	$ 0	$ 17,800,000	$ 0	$ 0	$ 0	$ 19,190,000	$ 0	$ 0	$ 0	$ 4,437,567	$ 16,800,000	$ 15,138,399	$ 20,971,587	$ 1,174,207	$ 38,039,912	$ 64,680,000	$ 47,669,865	$ 0	$ 35,000,000	$ 25,110,000	$ 44,095,588	$ 5,050,000	$ 32,360,000	$ 88,550,000	$ 0	$ 0	$ 30,372,953	$ 33,000,000	$ 8,355,000	$ 0	$ 135,000,000	$ 392,294	$ 13,580,000	$ 1,011,750	$ 0	$ 0	$ 0	$ 0	$ 749,967,053	$ 141,741,076	$ 16,538,000	$ 51,014,150	$ 6,833,000	$ 28,000,000	$ 15,165,000	$ 5,112,000	$ 29,412,000	$ 18,342,242	$ 20,300,000	$ 36,403,000	$ 9,525,810	$ 7,286,000	$ 6,000,000	$ 17,400,000	$ 9,829,000	$ 27,000,000	$ 23,760,000	$ 9,100,000	$ 7,971,429	$ 115,744,722	$ 9,900,000	$ 0	$ 29,000,000	$ 34,439,480	$ 74,150,144	$ 749,967,053